Money Market Funds

Northern Funds Prospectus

Investors Variable NAV Money Market Fund

Investors Variable NAV AMT-Free Municipal Money Market Fund

Investors Variable NAV U.S. Government Money Market Fund

Investors Variable NAV Treasury Money Market Fund

Prospectus dated February 25, 2013

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. An investment in a Fund involves investment risks, including possible loss of principal.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

3	Fund Summaries
	3	Investors Variable NAV Money Market Fund
	6	Investors Variable NAV AMT-Free Municipal Money Market Fund
	9	Investors Variable NAV U.S. Government Money Market Fund
	12	Investors Variable NAV Treasury Money Market Fund
15	Investment Adviser
16	Advisory Fees
17	Other Fund Services
18	Purchasing and Selling Shares
	18	Purchasing Shares
	18	Opening an Account
	20	Selling Shares
22	Account Policies and Other Information
26	Dividends and Distributions
27	Tax Considerations
29	Securities, Techniques and Risks
	29	Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks
	34	Additional Description of Securities and Common Investment Techniques
36	Financial Highlights
37	For More Information

2

FUND SUMMARIES

INVESTORS VARIABLE NAV MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.25%

Other Expenses (1)		0.25%

Administration Fees	0.10%

Transfer Agency Fees	0.10%

Other Operating Expenses	0.05%

Total Annual Fund Operating Expenses		0.50%

Expense Reimbursement (2)		0.15%

Total Annual Fund Operating Expenses After Expense Reimbursement		0.35%

(1)	“Other Expenses” are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses, a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Reimbursement” exceed 0.35%. This contractual limitation may not be terminated before July 31, 2014 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$36	$145

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including, but not limited to:

■	Obligations of U.S. banks (including obligations of foreign branches of such banks);

■	Obligations of foreign commercial banks;

■	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

■	Corporate bonds, notes, paper and other instruments that are of high-quality;

■	Asset-backed securities and asset-backed commercial paper;

■	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

■	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

3

■	Repurchase agreements; and

■	Municipal securities issued or guaranteed by state or local governmental bodies.

THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS. The Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, all or any portion of the Fund’s assets may be uninvested and will therefore not generate income. The Fund may not achieve its investment objective during this time.

PRINCIPAL RISKS

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.

FUND PERFORMANCE

The bar chart and performance table have been omitted because the Fund been in operation for less than one calendar year.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc. , an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund.

4

PURCHASE AND SALE OF FUND SHARES

You may purchase Fund shares through your account at Northern Trust or an authorized intermediary or you may open an account directly with Northern Funds (the “Trust”) with a minimum initial investment of $2,500 in the Fund ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). This minimum does not apply, however, to shares purchased through a Northern Trust cash sweep program. The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

On any business day, you may sell (redeem) or exchange shares through your account by contacting your Northern Trust account representative or authorized intermediary. If you purchase shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

■	By Mail – Send a written request to: Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

■	By Telephone – Authorize the telephone privilege on your New Account Application. Call 800-595-9111 to use the telephone privilege.

■	By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated account (the minimum redemption amount by this method is $250). You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank. Call 800-595-9111 for instructions.

■	By Check – If you authorize the checkwriting privilege on your New Account Application, you may redeem shares of the Fund by check in amounts of $250 or more.

■	By Systematic Withdrawal – If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other funds of the Trust. Call 800-595-9111 for an application form and additional information. The minimum amount is $250 per withdrawal.

■	By Exchange – Complete the Exchange Privilege section of your New Account Application to exchange shares of one fund in the Trust for shares of another fund in the Trust. Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA). Call 800-595-9111 for more information.

■	By Internet – You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to www.northernfunds.com or contact your Relationship Manager.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

5

INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.25%

Other Expenses (1)		0.25%

Administration Fees	0.10%

Transfer Agency Fees	0.10%

Other Operating Expenses	0.05%

Total Annual Fund Operating Expenses		0.50%

Expense Reimbursement (2)		0.15%

Total Annual Fund Operating Expenses After Expense Reimbursement		0.35%

(1)	“Other Expenses” are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses, a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Reimbursement” exceed 0.35%. This contractual limitation may not be terminated before July 31, 2014 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$36	$145

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in high quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Fund is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include, but are not limited to:

■	Fixed, variable and floating rate notes and similar debt instruments;

■	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

■	Tax-exempt commercial paper;

■	Municipal bonds, notes, paper or other instruments; and

■	Municipal bonds and notes that are guaranteed as principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax and alternative minimum tax. Under normal circumstances, it’s the Fund’s policy not to invest in alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), using them only during temporary defensive periods or when non-AMT obligations are unavailable. AMT obligations pay interest that may be treated as an item of tax preference to shareholders under the federal AMT. To the extent that the Fund invests in AMT obligations, a portion of the Fund’s dividends may be subject to federal income tax for shareholders subject to AMT.

6

THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS. The Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

During extraordinary market conditions and interest rate environments, all or any portion of the Fund’s assets may be uninvested or invested in taxable instruments. Uninvested assets do not generate income. The Fund may not achieve its investment objective during this time.

PRINCIPAL RISKS

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.

FUND PERFORMANCE

The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund.

7

PURCHASE AND SALE OF FUND SHARES

You may purchase Fund shares through your account at Northern Trust or an authorized intermediary or you may open an account directly with Northern Funds (the “Trust”) with a minimum initial investment of $2,500 in the Fund ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). This minimum does not apply, however, to shares purchased through a Northern Trust cash sweep program. The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

On any business day, you may sell (redeem) or exchange shares through your account by contacting your Northern Trust account representative or authorized intermediary. If you purchase shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

■	By Mail – Send a written request to: Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

■	By Telephone – Authorize the telephone privilege on your New Account Application. Call 800-595-9111 to use the telephone privilege.

■	By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated account (the minimum redemption amount by this method is $250). You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank. Call 800-595-9111 for instructions.

■	By Check – If you authorize the checkwriting privilege on your New Account Application, you may redeem shares of the Fund by check in amounts of $250 or more.

■	By Systematic Withdrawal – If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other funds of the Trust. Call 800-595-9111 for an application form and additional information. The minimum amount is $250 per withdrawal.

■	By Exchange – Complete the Exchange Privilege section of your New Account Application to exchange shares of one fund in the Trust for shares of another fund in the Trust. Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA). Call 800-595-9111 for more information.

■	By Internet – You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to www.northernfunds.com or contact your Relationship Manager.

TAX INFORMATION

The Fund’s distributions may be taxable as ordinary income or capital gain. However, the Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends” that are generally exempt from regular federal income taxes. In certain instances, dividends paid by the Fund, while exempt from regular federal income tax, may be subject to the federal AMT. State and local income taxes may apply to all or a portion of the exempt interest dividends paid by the Fund. Tax-exempt institutions, IRAs and other tax advantaged retirement accounts will not gain an additional benefit through investment in the Fund because such investors are already tax-exempt.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8

INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.25%

Other Expenses (1)		0.25%

Administration Fees	0.10%

Transfer Agency Fees	0.10%

Other Operating Expenses	0.05%

Total Annual Fund Operating Expenses		0.50%

Expense Reimbursement (2)		0.15%

Total Annual Fund Operating Expenses After Expense Reimbursement		0.35%

(1)	“Other Expenses” are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses, a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Reimbursement” exceed 0.35%. This contractual limitation may not be terminated before July 31, 2014 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$36	$145

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in:

¡	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”) and repurchase agreements backed by such securities;

¡	Securities guaranteed as to principal and interest by the U.S. government (“Government Obligations”) or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities; and

¡	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations, Government Obligations, and related repurchase agreements, and ii) determine net asset values (“NAVs”) based on Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury. Under unusual circumstances, as when appropriate U.S. government securities and repurchase agreements backed by such securities are unavailable, the Fund may also invest in cash equivalents, including money market funds.

9

While the Fund expects to invest predominantly in the securities listed above, it also may invest in other “Eligible Securities” as defined by the Securities and Exchange Commission. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) are issued or guaranteed by, or otherwise allow a Fund to demand payment from, an issuer with those ratings.

Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees.

THE FUND HAS A VARIABLE NAV. UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS. The Fund is managed in accordance with Rule 2a-7. Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

During extraordinary market conditions and interest rate environments, all or any portion of the Fund’s assets may be uninvested and will therefore not generate income. The Fund may not achieve its investment objective during this time.

PRINCIPAL RISKS

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.

FUND PERFORMANCE

The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund.

PURCHASE AND SALE OF FUND SHARES

You may purchase Fund shares through your account at Northern Trust or an authorized intermediary or you may open an account directly with Northern Funds (the “Trust”) with a minimum initial investment of $2,500 in the Fund ($500 for an IRA; $250 under the

10

Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). This minimum does not apply, however, to shares purchased through a Northern Trust cash sweep program. The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

On any business day, you may sell (redeem) or exchange shares through your account by contacting your Northern Trust account representative or authorized intermediary. If you purchase shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

■	By Mail – Send a written request to: Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

■	By Telephone – Authorize the telephone privilege on your New Account Application. Call 800-595-9111 to use the telephone privilege.

■	By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated account (the minimum redemption amount by this method is $250). You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank. Call 800-595-9111 for instructions.

■	By Check – If you authorize the checkwriting privilege on your New Account Application, you may redeem shares of the Fund by check in amounts of $250 or more.

■	By Systematic Withdrawal – If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other funds of the Trust. Call 800-595-9111 for an application form and additional information. The minimum amount is $250 per withdrawal.

■	By Exchange – Complete the Exchange Privilege section of your New Account Application to exchange shares of one fund in the Trust for shares of another fund in the Trust. Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA). Call 800-595-9111 for more information.

■	By Internet – You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to www.northernfunds.com or contact your Relationship Manager.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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INVESTORS VARIABLE NAV TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing primarily in U.S. Treasury securities, securities guaranteed as to principal and interest by the U.S. government, and related repurchase agreements.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.25%

Other Expenses (1)		0.25%

Administration Fees	0.10%

Transfer Agency Fees	0.10%

Other Operating Expenses	0.05%

Total Annual Fund Operating Expenses		0.50%

Expense Reimbursement (2)		0.15%

Total Annual Fund Operating Expenses After Expense Reimbursement		0.35%

(1)	“Other Expenses” are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses, a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Reimbursement” exceed 0.35%. This contractual limitation may not be terminated before July 31, 2014 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$36	$145

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in:

¡	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);

¡	Repurchase agreements with counterparties collateralized fully by Treasury Obligations; and

¡	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations and related repurchase agreements, and ii) determine net asset values (“NAVs”) based on Rule 2a-7 (“Rule 2a-7”) Investment Company Act of 1940, as amended (the “1940 Act”).

While the Fund expects to invest predominantly in the securities listed above, it also may invest in other “Eligible Securities” as defined by the Securities and Exchange Commission. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) are issued or guaranteed by, or otherwise allow a Fund to demand payment from, an issuer with those ratings.

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Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees.

THE FUND HAS A VARIABLE NAV. UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS. The Fund is managed in accordance with Rule 2a-7. Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, all or any portion of the Fund’s assets may be uninvested and will therefore not generate income. The Fund may not achieve its investment objective during this time.

PRINCIPAL RISKS

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.

FUND PERFORMANCE

The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund.

PURCHASE AND SALE OF FUND SHARES

You may purchase Fund shares through your account at Northern Trust or an authorized intermediary or you may open an account directly with Northern Funds (the “Trust”) with a minimum initial investment of $2,500 in the Fund ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). This minimum does not apply, however, to shares purchased through a Northern Trust cash sweep program. The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

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On any business day, you may sell (redeem) or exchange shares through your account by contacting your Northern Trust account representative or authorized intermediary. If you purchase shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

■	By Mail – Send a written request to: Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

■	By Telephone – Authorize the telephone privilege on your New Account Application. Call 800-595-9111 to use the telephone privilege.

■	By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated account (the minimum redemption amount by this method is $250). You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank. Call 800-595-9111 for instructions.

■	By Check – If you authorize the checkwriting privilege on your New Account Application, you may redeem shares of the Fund by check in amounts of $250 or more.

■	By Systematic Withdrawal – If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other funds of the Trust. Call 800-595-9111 for an application form and additional information. The minimum amount is $250 per withdrawal.

■	By Exchange – Complete the Exchange Privilege section of your New Account Application to exchange shares of one fund in the Trust for shares of another fund in the Trust. Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA). Call 800-595-9111 for more information.

■	By Internet – You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to www.northernfunds.com or contact your Relationship Manager.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

14

INVESTMENT ADVISER

This Prospectus describes four of the money market funds (each a “Fund,” collectively, the “Funds”) currently offered by the Northern Funds (the “Trust”).

Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of each of the Funds. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of December 31, 2012 Northern Trust Corporation, through its affiliates, had assets under custody of $4.8 trillion, and assets under investment management of $758.9 billion.

Under the Advisory Agreement with the Trust, the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities.

15

ADVISORY FEES

As compensation for advisory services and the assumption of related expenses, the Investment Adviser is entitled to an advisory fee from the Funds, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than acquired fund fees and expenses, a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest, if any) so that “Total Annual Fund Operating Expenses After Expense Reimbursement” do not exceed the amounts shown in the table under the caption “Fees and Expenses of the Fund” in each Fund’s Fund Summary. The contractual reimbursement arrangements are expected to continue until at least July 31, 2014. The contractual expense reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangements at any time if it determines that it is in the best interest of a Fund and its shareholders.

A discussion regarding the Board of Trustees’ basis for approving the Funds’ Advisory Agreement will be included in the Funds’ first annual or semi-annual report to shareholders following its commencement of operations.

Fund	Contractual Rate
INVESTORS VARIABLE NAV MONEY MARKET	0.25%
INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET	0.25%
INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET	0.25%
INVESTORS VARIABLE NAV TREASURY MONEY MARKET	0.25%

16

OTHER FUND SERVICES

The Northern Trust Company (“TNTC,” together with NTI, referred to as “Northern Trust”) serves as Transfer Agent and Custodian for each Fund. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. In addition, NTI serves as Administrator for the Funds. TNTC also performs certain administrative services for the Funds pursuant to a sub-administration agreement with NTI. NTI pays TNTC for its sub-administration services out of its administration fees and TNTC’s fees do not represent additional expenses to the Funds.

NTI, as Administrator, is entitled to an administration fee from the Funds at the annual rate of 0.10% of the average daily net assets of each Fund. TNTC, as Transfer Agent, is entitled to transfer agency fees of 0.10% of the average daily net assets of each Fund.

TNTC, NTI and other Northern Trust affiliates may provide other services to the Funds and receive compensation for such services, if consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules, exemptive orders and no-action letters issued by the SEC thereunder. Unless required, investors in a Fund may or may not receive specific notice of such additional services and fees.

Shares of the Trust are distributed by Northern Funds Distributors, LLC (“NFD”), Three Canal Plaza, Suite 100, Portland, Maine, 04101. NFD is not affiliated with TNTC, NTI, or any other Northern Trust affiliate.

17

PURCHASING AND SELLING SHARES

THE TRUST IS A FAMILY OF NO-LOAD MUTUAL FUNDS THAT OFFERS A SELECTION OF FUNDS TO INVESTORS, EACH WITH A DISTINCT INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

The descriptions in the Fund Summaries may help you choose the Fund or Funds that best fit your investment needs. Keep in mind, however, that no guarantee can be made that a Fund will meet its investment objective, and no Fund should be relied upon as a complete investment program. The Trust also offers other funds, including additional money market funds, asset allocation, fixed-income, equity and equity index funds, which are described in separate prospectuses.

Please note that the fee and expense information shown under “Fees and Expenses of the Fund” in the Fund Summaries beginning on page 3 does not reflect any charges that may be imposed by TNTC, its affiliates, correspondent banks and other institutions on their customers. (For more information, please see “Account Policies and Other Information—Financial Intermediaries” on page 24.)

PURCHASING SHARES

You may purchase shares directly from the Trust or, if you maintain certain accounts, through Northern Trust and certain other institutions. If you have any questions or need assistance in opening an investment account or purchasing shares, call 800-595-9111.

OPENING AN ACCOUNT

THROUGH AN AUTHORIZED INTERMEDIARY. The Trust may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase orders from their customers on behalf of the Funds. See “Account Policies and Other Information – Financial Intermediaries” on page 24 for additional information regarding purchases of Fund shares through authorized intermediaries.

DIRECTLY FROM THE FUNDS. You may open a shareholder account and purchase shares directly from the Funds with a minimum initial investment per Fund of $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). This minimum does not apply, however, to shares purchased through a Northern Trust cash sweep program. The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Funds reserve the right to waive these minimums.

For your convenience, there are a number of ways to invest directly in the Funds:

BY MAIL

■	Read this Prospectus carefully.

■	Complete and sign the New Account Application.

■	Enclose a check payable to Northern Funds.

■	If you are investing on behalf of a corporation or other entity, your New Account Application must be accompanied by a Northern Funds Certification Form or other acceptable evidence of authority (if applicable).

■	Mail your check, Northern Funds Certification Form or other acceptable evidence of authority (if applicable) and completed New Account Application to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

■	Additional documentation may be required to fulfill the requirements of the “Customer Identification Program” described on page 24.

■	For overnight delivery use the following address:

Northern Funds

801 South Canal Street

Chicago, Illinois 60607

■	For subsequent investments:

– Enclose your check with the investment slip portion of the confirmation of your previous investment; or

– Indicate on your check or a separate piece of paper your name, address and account number.

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash, travelers checks, money orders and third party checks are not acceptable.

18

BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER

TO OPEN A NEW ACCOUNT:

■	For more information or instructions regarding the purchase of shares, call the Northern Funds Center at 800-595-9111.

■	Complete a New Account Application and send it to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

TO ADD TO AN EXISTING ACCOUNT:

■	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

(Reference 10-Digit Fund account number, with no spaces (e.g., ##########)

(Reference Shareholder’s Name)

BY DIRECT DEPOSIT

TO PURCHASE ADDITIONAL SHARES:

■	Determine if your employer has direct deposit capabilities through the ACH.

■	Have your employer send payments to:

ABA Routing No. 0710-00152

(Reference 10-Digit Fund account number, with no spaces (e.g., ##########)

(Reference Shareholder’s Name)

■	The minimum periodic investment for direct deposit is $50.

BY AUTOMATIC INVESTMENT

TO OPEN A NEW ACCOUNT:

■	Complete a New Account Application, including the Automatic Investment section.

■	Send it to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

■	The minimum initial investment is $250; $50 for monthly minimum additions.

TO ADD TO AN EXISTING ACCOUNT:

■	Call 800-595-9111 to obtain an Automatic Investment Plan Form.

■	The minimum for automatic investment additions is $50.

If you discontinue participation in the plan, the Funds reserve the right to redeem your account involuntarily, upon 30 days’ written notice, if the account’s NAV is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Fund’s NAV.

BY DIRECTED REINVESTMENT

You may elect to have your income dividend and capital gain distributions automatically invested in another Fund account.

■	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

■	Reinvestments can only be directed to an existing Fund account (which must meet the minimum investment requirement).

BY EXCHANGE

You may open a new account or add to an existing account by exchanging shares of one Fund of the Trust for shares of any other Fund offered by the Trust. See “Selling Shares – By Exchange.”

19

BY INTERNET

You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.

THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you have an account with Northern Trust, you may purchase shares through Northern Trust. You also may purchase shares through other financial institutions that have entered into agreements with the Trust. To determine whether you may purchase shares through your institution, contact your institution directly or call 800-595-9111. Northern Trust and other financial institutions may impose charges against your account which will reduce the net return on an investment in a Fund. These charges may include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income.

SELLING SHARES

THROUGH AN AUTHORIZED INTERMEDIARY. If you purchase shares from an authorized intermediary, you may sell (redeem) shares by contacting your financial intermediary. See “Account Policies and Other Information – Financial Intermediaries” on page 24 for additional information regarding sales (redemptions) of Fund shares through authorized intermediaries.

REDEEMING AND EXCHANGING DIRECTLY FROM THE FUNDS

If you purchased shares directly or, if you purchased your shares through an account at Northern Trust or another financial institution and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

BY MAIL

SEND A WRITTEN REQUEST TO:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

THE REDEMPTION REQUEST MUST INCLUDE:

■	The number of shares or the dollar amount to be redeemed;

■	The Fund account number;

■	The signatures of all account owners;

■	A signature guarantee also is required if:

– The proceeds are to be sent elsewhere than the address of record, or

– The redemption amount is greater than $50,000.

BY WIRE

If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

■	You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank.

■	Call the Transfer Agent at 800-595-9111 for instructions.

■	The minimum amount that may be redeemed by this method is $250.

BY CHECK

If you authorize the checkwriting privilege on your New Account Application, you may redeem shares of the Funds by check in amounts of $250 or more. If your account is already open:

■	Call 800-595-9111 for the appropriate form.

■	The application must be signed by each person whose name appears on the account and must be accompanied by a signature guarantee.

■	Dividends are earned until the check clears the Transfer Agent.

■	Checks you write will not be returned to you, although copies are available upon request.

20

■	A fee of $20 will be charged to the account if there are insufficient funds to cover the amount of the redemption by check.

■	To place a stop payment request, call 800-595-9111. A $20 fee will be charged to the account.

■	You may not use checks to close an account or redeem shares purchased within the past fifteen days.

BY SYSTEMATIC WITHDRAWAL

If you own shares of a Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other Funds of the Trust.

■	Call 800-595-9111 for an application form and additional information.

■	The minimum amount is $250 per withdrawal.

BY EXCHANGE

The Trust offers you the ability to exchange shares of one Fund in the Trust for shares of another Fund in the Trust.

■	When opening an account, complete the Exchange Privilege section of the New Account Application or, if your account is already opened, send a written request to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

■	Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA).

■	Call 800-595-9111 for more information.

BY TELEPHONE

■	If you authorize the telephone privilege on your New Account Application, you may redeem shares by telephone.

■	If your account is already opened, send a written request to:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

■	The request must be signed by each owner of the account and must be accompanied by signature guarantees.

■	Call 800-595-9111 to use the telephone privilege.

■	During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined on page 20 under “Selling Shares—By Mail” and outlined below under “Selling Shares—By Internet.”

BY INTERNET

You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.

REDEEMING AND EXCHANGING THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you purchased your shares through an account at Northern Trust or through another financial institution, you may redeem or exchange your shares according to the instructions pertaining to that account.

■	Although the Trust imposes no charges when you redeem shares of a Fund, when shares are purchased through an account at Northern Trust or through other financial institutions, a fee may be charged by those institutions for providing services in connection with your account.

■	Contact your account representative at Northern Trust or at another financial institution for more information about redemptions or exchanges.

21

ACCOUNT POLICIES AND OTHER INFORMATION

AUTOMATIC INVESTMENT ARRANGEMENTS. You may purchase shares through your account at Northern Trust either by directing automatic investment of cash balances in excess of certain agreed upon amounts or by directing investments from time to time on a non-automatic basis. Northern Trust will place a purchase order generated under an automatic investment direction either on the Business Day that funds are available in the account or on the next Business Day, depending upon the terms of the automatic investment arrangement. Similarly, Northern Trust will place a redemption order generated under an automatic investment direction either on the Business Day Northern Trust calculates the redemption amount needed to bring the account balance up to the agreed upon amount or on the next Business Day, depending upon the terms of the automatic investment arrangement. If a redemption order is placed on the next Business Day, Northern Trust normally will provide funds by provisionally crediting your account on the day the calculation is made. You should contact Northern Trust for more information about its automatic investment arrangements.

CALCULATING SHARE PRICE. The Trust issues shares and redeems shares at net asset value (“NAV”). The NAV for each Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares. The NAV is calculated on each Business Day as of 1:00 p.m. Central time for each Fund. Fund shares may be priced on days when the New York Stock Exchange (the “Exchange”) is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order as described on page 24.

TIMING OF PURCHASE REQUESTS. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary on any Business Day by 1:00 p.m. Central time will be executed the day they are received by either the Transfer Agent or other authorized intermediary, at that day’s closing share price for the applicable Fund(s), provided that one of the following occurs:

■	The Transfer Agent receives the payment in federal or other immediately available funds on the same Business Day by 1:00 p.m. Central time; or

■	The requests are placed by a financial or authorized intermediary that has entered into a servicing agreement with the Trust and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the same Business Day in accordance with the terms of the Trust’s agreement with the intermediary.

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after the deadlines described above on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Fund(s), provided that payment is made as noted above.

IN-KIND PURCHASES AND REDEMPTIONS. The Trust reserves the right to accept payment for shares in the form of securities that are permissible investments for a Fund. The Trust also reserves the right to pay redemptions by a distribution “in-kind” of securities (instead of cash) from a Fund. See the Statement of Additional Information (“SAI”) for further information about the terms of these purchases and redemptions.

MISCELLANEOUS PURCHASE INFORMATION.

■	You will be responsible for all losses and expenses of a Fund, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

■	You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.

■	Exchanges into the Funds from another Fund in the Trust may be subject to any redemption fee imposed by the other Fund.

■	Shares of a Fund are entitled to the dividends declared by the Fund beginning on the Business Day the purchase order is executed, provided payment in federal or other immediately available funds is received by the Transfer Agent by the time designated in “Timing of Purchase Requests” above.

■	The Trust and NFD each reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. The Trust also reserves the right to change or discontinue any of its purchase procedures.

■	In certain circumstances, the Trust may advance the time by which purchase orders must be received. See “Early Closings” on page 24.

■	If the Transfer Agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to the state’s unclaimed property administrator in accordance with statutory requirements.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on any Business Day by 1:00 p.m. Central time will be executed on the same day at that day’s closing share price for the applicable Fund(s).

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Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after 1:00 p.m. Central time on a Business Day will be executed the next Business Day at that day’s closing share price for the applicable Fund(s).

PAYMENT OF REDEMPTION PROCEEDS. Redemption proceeds normally will be sent or credited on the next Business Day or, if you are redeeming your shares through an authorized intermediary, up to three Business Days, following the Business Day on which such redemption request is received in good order by the deadline noted above, unless payment in immediately available funds on the same Business Day is requested. However, if you have recently purchased shares with a check or through an electronic transaction, payment may be delayed as discussed below under “Miscellaneous Redemption Information.”

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. Redemptions are subject to the following restrictions:

■	The Trust may require any information from the shareholder reasonably necessary to ensure that a redemption request has been duly authorized.

■	Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

■	Dividends on shares are earned through and including the day prior to the day on which they are redeemed.

■	The Trust reserves the right, on 30 days’ written notice, to redeem the shares held in any account if, at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in a Fund’s NAV.

■	If you are redeeming recently purchased shares by check or electronic transaction, your redemption request may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days.

■	The Trust and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders or the Transfer Agent.

■	You may initiate transactions between Northern Trust banking and the Trust’s accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.

■	The Trust reserves the right to change or discontinue any of its redemption procedures.

■	The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.

■	The Trust does not permit redemption proceeds to be sent by outgoing International ACH Transaction (“IAT”). An IAT is a payment transaction involving a financial institution’s office located outside U.S. territorial jurisdiction.

■	In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See “Early Closings” on page 24.

EXCHANGE PRIVILEGES. You may exchange shares of one Fund in the Trust for shares of another Fund in the Trust only if the registration of both accounts is identical. Both accounts must have the same owner’s name and title, if applicable. An exchange is a redemption of shares of one Fund and the purchase of shares of another Fund in the Trust. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Trust reserves the right to waive or modify minimum investment requirements in connection with exchanges.

The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the shares you are acquiring.

EXCESSIVE TRADING IN FUND SHARES. The Board of Trustees of the Trust has not adopted, on behalf of the Funds, policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments. Each Fund reserves the right to refuse a purchase order if management of the Funds determines that the purchase may not be in the best interests of the Funds.

TELEPHONE TRANSACTIONS. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing or follow the procedures found on pages 20 or 21 for initiating transactions by the Internet.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder’s address of record.

The Trust reserves the right to refuse a telephone redemption.

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MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions only in writing. You may make changes to an address of record or certain other account information in writing or by telephone. Written instructions must be accompanied by a signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program (“STAMP”), or other acceptable evidence of authority (if applicable). Additional requirements may be imposed. In accordance with SEC regulations, the Trust and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder’s current address.

SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority (if applicable) must be provided. Additional requirements may be imposed by the Trust. In addition to the situations described in this Prospectus, the Trust may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

BUSINESS DAY. A “Business Day” is each Monday through Friday when the Transfer Agent or the Exchange is open for business. For any given calendar year, the Funds will be closed on the following holidays or as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

GOOD ORDER. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered, including a completed Northern Funds Certification Form or other acceptable evidence of authority (if applicable). Requests must include the following:

■	The account number (if issued) and Fund name;

■	The amount of the transaction, in dollar amount or number of shares;

■	For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

■	Required signature guarantees, if applicable;

■	Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 800-595-9111 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account will not be considered to be “in good order” unless the investor has provided all information required by the Trust’s “Customer Identification Program” described below.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Trust. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or the Trust’s customer identification program, the Trust reserves the right to: (a) place limits on account transactions until the investor’s identity is verified; (b) refuse an investment in the Trust; or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Trust and its agents will not be responsible for any loss in an investor’s account resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

EARLY CLOSINGS. The Funds reserve the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange and/or the bond market close early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, on any Business Day when SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same Business Day credit for purchase and redemption orders received at the Fund’s closing time and credit will be given on the next Business Day. The Board of Trustees of the Funds also may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

EMERGENCY OR UNUSUAL EVENTS. In the event the Exchange does not open for business because of an emergency or unusual event, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency situation or unusual event, please call 800-595-9111 or visit northernfunds.com.

FINANCIAL INTERMEDIARIES. The Trust may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Trust. A Fund will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

The Trust may enter into agreements with certain financial intermediaries, including affiliates of Northern Trust, that perform support services for their customers who own Fund shares (“Service Organizations”). These support services may include:

■	assisting investors in processing purchase, exchange and redemption requests;

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■	processing dividend and distribution payments from the Funds;

■	providing information to customers showing their positions in the Funds; and

■	providing subaccounting with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting.

For their services, Service Organizations may receive fees from a Fund at annual rates of up to 0.25% of the average daily NAV of the shares covered by their agreements. Because these fees are paid out of the Funds’ assets on an on-going basis, they will increase the cost of your investment in the Funds.

The Funds’ arrangements with Service Organizations under the agreements are governed by a Service Plan, which has been adopted by the Board of Trustees.

Northern Trust also may provide compensation to certain dealers and other financial intermediaries, including affiliates of Northern Trust, for marketing and distribution in connection with the Trust. Northern Trust may also sponsor informational meetings, seminars and other similar programs designed to market the Trust. The amount of such compensation and payments may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Adviser (after adjustments). The additional compensation and payments will be paid by Northern Trust or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid.

Investors purchasing shares of a Fund through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges that will reduce the net return on an investment in a Fund. If an investor has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the investor may be required to redeem all or a portion of the investor’s investment in a Fund.

Conflict of interest restrictions may apply to the receipt of compensation by a Service Organization or other financial intermediary in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.

State securities laws regarding the registration of dealers may differ from federal law. As a result, Service Organizations and other financial intermediaries investing in the Funds on behalf of their customers may be required to register as dealers.

PORTFOLIO HOLDINGS. The Funds, or their duly authorized service providers, may publicly disclose holdings of all Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

A complete schedule of each Fund’s holdings, current as of month end, will be available on the Trust’s Web site at northernfunds.com no earlier than ten (10) calendar days after the end of the respective period. This information will remain available on the Web site at least until the Funds file with the SEC their semiannual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders.

The Trust also publishes on its Web site, no later than the fifth business day of each month and for a period of not less than six months, certain information regarding portfolio holdings of each Fund as of the last business day of the prior month. Certain portfolio information concerning the Funds will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made available to the public by the SEC 60 days after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the Trust’s Web site.

A further description of the Trust’s Policy on Disclosure of Portfolio Holdings is available in the SAI.

SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of September 30 and with an annual report containing audited financial statements as of March 31. If you have consented to the delivery of a single copy of shareholder reports, prospectuses, proxy statements or information statements to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Funds will begin sending individual copies to you within 30 days after receipt of your revocation.

The Trust may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Funds Center at P.O. Box 75986, Chicago, Illinois 60675-5986, calling 800-595-9111 or by sending an e-mail to: northern-funds@ntrs.com.

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DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS OF EACH FUND ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES OF THE SAME FUND WITHOUT ANY SALES CHARGE.

You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in shares of another Fund in the Trust at its NAV per share. If you would like to receive dividends or distributions in cash or have them reinvested in another Fund in the Trust, you must notify the Transfer Agent in writing. This election will become effective for distributions paid two days after its receipt by the Transfer Agent. Dividends and distributions only may be reinvested in a Fund in the Trust in which you maintain an account.

Dividend and capital gain distributions that are returned to a Fund as undeliverable will be reinvested into your account upon return receipt at the Fund’s then current NAV. Also, future distributions will be reinvested until the Fund receives valid delivery instructions.

Each Fund’s net investment income is declared as a dividend on each Business Day and paid monthly. Dividends will also be paid promptly upon a total redemption of shares in an account not subject to a standing order for the purchase of additional shares. Net investment income includes interest accrued on the Fund’s assets less the Fund’s estimated expenses. Net realized short-term capital gains may be distributed from time to time during the Trust’s fiscal year (but not less frequently than annually). The Funds do not expect to realize net long-term capital gains. Shares begin earning dividends on the day an order is executed if payment in immediately available funds is received by the Transfer Agent by the time designated on page 22 under “Timing of Purchase Requests.” Otherwise, shares begin earning dividends on the day payment in federal or other immediately available funds is received. Shares earn dividends through and including the day prior to the day they are redeemed.

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TAX CONSIDERATIONS

The following is a summary of certain tax considerations that may be relevant to an investor in a Fund. The discussions of the federal tax consequences in this Prospectus and the SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Except where otherwise indicated, the discussion relates to shareholders who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Each Fund intends to qualify as a regulated investment company for federal tax purposes, and contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain, if any (excess of long-term capital gain over short-term capital loss). Fund distributions will generally be taxable as ordinary income, except as discussed below. You will be subject to income tax on taxable Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. U.S. individuals with “modified adjusted gross income” exceeding $200,000 ($250,000 if married and filing jointly) will be subject to the Medicare contribution tax on their “net investment income,” which includes interest, dividends and capital gains at a rate of 3.8%. You will be notified annually of the tax status of distributions to you. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

You should note that the Funds do not expect to pay dividends that are eligible for the reduced tax rate on corporate dividends. This is because the Funds will generally be invested in debt instruments and not in shares of stock on which dividend income will be received. Therefore, dividends paid by the Funds will also not be eligible for the dividends-received deduction for corporate shareholders.

Dividends and distributions from each Fund will generally be taxable to you in the tax year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid by December 31.

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your return payments of interest or dividends, or (c) have failed to certify to the Trust, when required to do so, that you are not subject to backup withholding or are an “exempt recipient,” then the Trust will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

Except as stated below, you may be subject to state and local taxes on Fund distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on certain types of federal securities or interest on securities issued by the particular state or municipalities within the state.

There are certain tax requirements that each Fund must follow in order to qualify as a regulated investment company and to avoid federal income taxation. In their efforts to adhere to these requirements, the Funds may have to limit their investment activity in some types of instruments.

INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND. The Investors Variable NAV AMT-Free Municipal Money Market Fund expects to pay “exempt-interest dividends” that are generally exempt from regular federal income tax. However, a portion of the exempt-interest dividends paid by the Investors Variable NAV AMT-Free Municipal Money Market Fund may be an item of tax preference for purposes of determining federal AMT liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

In all cases, distributions, if any, derived from net long-term capital gains will generally be taxable to you as long-term capital gains, and any dividends derived from short-term capital gains and taxable interest income will be taxable to you as ordinary income.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Investors Variable NAV AMT-Free Municipal Money Market Fund generally will not be deductible for federal income tax purposes.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS. Fund distributions attributable to Fund income such as interest will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however be reduced (and in some cases eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Funds with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. The exemption may not apply, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. In addition, beginning January 1, 2014, the Funds will be required to withhold 30% tax on payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

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SALES AND EXCHANGES. The sale, exchange, or redemption of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

CONSULT YOUR TAX PROFESSIONAL. Your investment in the Funds could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Funds. More tax information is provided in the SAI. This short summary is not intended as a substitute for careful tax planning.

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SECURITIES, TECHNIQUES AND RISKS

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

All investments carry some degree of risk that will affect the value of a Fund, its yield and investment performance and the price of its shares. An investment in each of the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC, any other government agency or Northern Trust. It is possible to lose money by investing in the Funds. This section takes a closer look at some of the Funds’ principal investment strategies and related risks.

Consistent with the Funds’ investment objectives, each of the Funds:

■	Limits its dollar-weighted average portfolio maturity to 60 days or less;

■	Limits its dollar-weighted average portfolio maturity without regard to maturity shortening provisions applicable to variable and floating rate securities (also known as dollar-weighted average portfolio life) to 120 days or less;

■	Buys securities with remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements); and

■	Invests only in U.S. dollar-denominated securities that represent minimal credit risks.

SEC regulations require each Fund to limit its dollar-weighted average portfolio maturity to 60 days or less, and its dollar-weighted average portfolio life to 120 days or less. Each Fund also is required to comply with SEC requirements with respect to the liquidity of the Fund’s investments. Specifically, each Fund (except the Investors Variable NAV AMT-Free Municipal Money Market Fund) is required to hold at least 10% of its total assets in “daily liquid assets,” and each Fund is required to hold at least 30% of its total assets in “weekly liquid assets.” Daily liquid assets include cash, U.S. Treasury securities and securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets include cash, U.S. Treasury securities, agency discount notes with remaining maturities of 60 days or less and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

In addition, each Fund limits its investments to “Eligible Securities” as defined by the SEC. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) are issued or guaranteed by, or otherwise allow a Fund to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the issue if the Investment Adviser believes it is in the best interest of the Fund and its shareholders. Securities that are in the highest short-term rating category (and comparable unrated securities) are called “First Tier Securities.” Under normal circumstances, the Investors Variable NAV Money Market, Investors Variable NAV U.S. Government Money Market Funds and the Investors Variable NAV Treasury Money Market Fund intend to limit purchases of securities to First Tier Securities. Securities in which the Funds may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

In accordance with current SEC regulations, each Fund generally will not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. The Funds may, however, invest up to 25% of their total assets in the securities of a single issuer for up to three Business Days. These limitations do not apply to cash, certain repurchase agreements, U.S. government securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees and securities that are not First Tier Securities as defined by the SEC are subject to different diversification requirements as described in the SAI.

INVESTMENT OBJECTIVES. A Fund’s investment objective may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in a Fund having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Fund.

ASSET-BACKED SECURITIES. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, municipal securities and other financial assets.

Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pooled insurance policy issued by a financial institution, or by other credit enhancements.

INVESTMENT STRATEGY. The Investors Variable NAV Money Market Fund and Investors Variable NAV AMT-Free Municipal Money Market Fund may purchase various types of asset-backed securities that are “Eligible Securities” as defined by the SEC. The Investors Variable NAV U.S. Government Money Market Fund may purchase asset-backed securities (such as mortgage-backed securities) that are issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

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SPECIAL RISKS. In addition to credit and market risk, asset-backed securities may involve prepayment risk because the underlying assets (loans) may be prepaid at any time. Prepayment (or call) risk is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as an asset-backed security) sooner than expected. This may happen during a period of falling interest rates. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the service agent, the financial institution providing the credit support, or the counterparty. Credit supports generally apply only to a fraction of a security’s value. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables. If the issuer of the security has no security interest in the related collateral, there is the risk that a Fund could lose money if the issuer defaults. As a result of the economic recession that commenced in the United States in 2008, there is a heightened risk that the receivables and loans underlying the asset-backed securities purchased by the Funds may suffer greater levels of default than were historically experienced. In addition to prepayment risk, investments in mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities of underperforming assets may be subject to a higher degree of credit risk, valuation risk and liquidity risk.

CREDIT (OR DEFAULT) RISK is the risk that an issuer of fixed-income securities held by a Fund may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk. The Funds intend to enter into financial transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. Custodial receipts are participations in trusts that hold U.S. Treasury securities and are sold under names such as TIGRs and CATS. Like other stripped obligations, they entitle the holder to future interest payments or principal payments on the U.S. Treasury securities.

INVESTMENT STRATEGY. To the extent consistent with their respective investment objectives and strategies, the Funds, except for the Investors Variable NAV Treasury Money Market Fund, may invest a portion of their assets in custodial receipts. Investments by the Investors Variable NAV U.S. Government Money Market Fund in custodial receipts, if any, are expected to be minimal, and will not exceed 20% of the value of the Fund’s net assets.

SPECIAL RISKS. Like other stripped securities (which are described below), stripped custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

FOREIGN INVESTMENTS. The Investors Variable NAV Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, foreign commercial banks and foreign branches of U.S. banks. It also may invest in U.S. dollar-denominated commercial paper and other obligations of foreign issuers. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community and The International Bank for Reconstruction and Development (also known as the World Bank)) and international banking institutions and related government agencies.

INVESTMENT STRATEGY. Investments by the Investors Variable NAV Money Market Fund in foreign issuer obligations will not exceed 50% of the Fund’s total assets measured at the time of purchase.

SPECIAL RISKS. Foreign securities involve special risks and costs, which are considered by the Investment Adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries. A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes

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on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause a Fund’s investments in securities backed by guarantees, letters of credit, insurance or other credit enhancements issued by such bank or institution to decline in value. Guarantees, letters of credit, insurance or other credit enhancements do not protect a Fund or its shareholders from losses caused by declines in a security’s market value. In addition, having multiple securities’ credit enhanced by the same enhancement provider will increase the adverse effects on a Fund that are likely to result from a downgrading of, or a default by, such enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Fund.

INSURANCE FUNDING AGREEMENTS. An insurance funding agreement (“IFA”) is an agreement that requires a Fund to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits interest to the Fund for a set time period.

INVESTMENT STRATEGY. The Investors Variable NAV Money Market Fund may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Investment Adviser.

SPECIAL RISKS. IFAs are not insured by a government agency – they are backed only by the insurance company that issues them. As a result, they are subject to default risk of the non-governmental issuer. In addition, the transfer of IFAs may be restricted and an active secondary market in IFAs currently does not exist. This means that it may be difficult or impossible to sell an IFA at an appropriate price.

INTEREST RATES. A Fund’s yield will vary with changes in interest rates. In a rising interest rate environment, a Fund’s yield may not rise as quickly as the yields of certain other short-term investments. Investments held by a Fund with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities.

LIQUIDITY RISK is the risk that a Fund will not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on portfolio management or performance.

MUNICIPAL AND RELATED INSTRUMENTS. Municipal instruments include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities. Municipal instruments include both “general” and “revenue” bonds and may be issued to obtain funds for various public purposes. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. In some cases, revenue bonds also are payable from the proceeds of a special excise or other specific revenue source such as lease payments from the user of a facility being financed. Some municipal instruments, known as private activity bonds, are issued to finance projects for private companies. Private activity bonds are usually revenue obligations since they typically are payable by the private user of the facilities financed by the bonds.

Municipal instruments also include “moral obligation” bonds, municipal leases, certificates of participation and asset-backed securities such as custodial receipts. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or municipality. Municipal leases and participation certificates present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments on an annual basis. Custodial receipts represent interests in municipal instruments held by a trustee or custodian.

The Investors Variable NAV AMT-Free Municipal Money Market Fund may acquire “stand-by commitments” relating to the municipal instruments it holds. Under a stand-by commitment, a dealer agrees to purchase, at the Fund’s option, specified municipal instruments at a specified price. A stand-by commitment may increase the cost, and thereby reduce the yield, of the municipal instruments to which the commitment relates. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights for trading purposes.

INVESTMENT STRATEGY. Although it is not its current policy to do so on a regular basis, the Investors Variable NAV AMT-Free Municipal Money Market Fund may invest more than 25% of its total assets in municipal instruments the interest upon which is paid solely from revenues of similar projects. However, the Fund does not intend to invest more than 25% of the value of its total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues to be paid are in the same industry.

The Investors Variable NAV AMT-Free Municipal Money Market Fund may also invest more than 25% of the value of its total assets in municipal instruments whose issuers are in the same state. The Investors Variable NAV AMT-Free Municipal Money Market Fund limits its investments in AMT obligations (also known as “private activity bonds”), so that the Portfolio ordinarily will not invest in such obligations except during temporary defensive periods or when non-AMT obligations are unavailable.

The Funds, in addition to the Investors Variable NAV AMT-Free Municipal Money Market Fund, may invest from time to time in municipal instruments or other securities issued by state and local governmental bodies. Generally, this will occur when the yield of

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municipal instruments, on a pre-tax basis, is comparable to that of other permitted short-term taxable investments. Dividends paid by the Funds, other than the Investors Variable NAV AMT-Free Municipal Money Market Fund, on such investments will be taxable to shareholders.

SPECIAL RISKS. Municipal instruments may be backed by letters of credit, insurance or other forms of credit enhancement issued by foreign and domestic banks, insurance companies and other financial institutions. If the credit quality of these banks and financial institutions declines, a Fund could suffer a loss to the extent that the Fund is relying upon this credit support. Foreign institutions can present special risks relating to higher transaction and custody costs, the imposition of additional taxes by foreign governments, less complete financial information, less market liquidity, more market volatility and political instability. Foreign banks, insurance companies and financial institutions may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements than U.S. banks.

In addition, a single enhancement provider may provide credit enhancement to more than one of a Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Fund. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress. Municipal bonds may be covered by insurance that guarantees timely interest payments and repayment of principal on maturity. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. Insurance does not protect a Fund or its shareholders from losses caused by declines in a bond’s market value.

Also, an insurance company’s exposure to securities involving subprime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurance company.

In addition, when a substantial portion of a Fund’s assets is invested in instruments which are used to finance facilities involving a particular industry, whose issuers are in the same state or which otherwise are related, there is a possibility that an economic, business or political development affecting one instrument would likewise affect the related instrument.

Also, the United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of municipal securities, including municipal securities in which the Investors Variable NAV AMT-Free Municipal Money Market Fund may invest. Such disruptions to the financial markets may reduce the number of municipal instruments available for purchase by the Fund and could adversely affect the Fund’s shareholders by subjecting the income from the Fund to tax. Any of these effects could have a significant impact on the prices of some or all of the municipal instruments held by the Investors Variable NAV AMT-Free Municipal Money Market Fund.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase of securities by a Fund subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

INVESTMENT STRATEGY. Each Fund may enter into repurchase agreements with domestic and foreign financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Adviser. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement will never occur more than one year after a Fund acquires the securities.

SPECIAL RISKS. In the event of a default, a Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable by the Fund. If a Fund enters into a repurchase agreement with a foreign financial institution, it may be subject to the same risks associated with foreign investments (see “Foreign Investments” above).

The Funds intend to enter into transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

With respect to collateral received in repurchase transactions or other investments, a Fund may have significant exposure to the financial services and mortgage markets. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.

STRIPPED SECURITIES. These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.

The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

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INVESTMENT STRATEGY. To the extent consistent with their respective investment objectives and strategies, the Funds may purchase stripped securities, including securities registered in the STRIPS program.

SPECIAL RISKS. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by the Funds and adversely affect a Fund’s investment performance.

STRUCTURED SECURITIES. The value of such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, securities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, asset-backed commercial paper, structured notes and other debt obligations, where the principal repayment at maturity is determined by the value of a specified security or securities index.

INVESTMENT STRATEGY. Each Fund may invest in structured securities to the extent consistent with its investment objective and strategies.

SPECIAL RISKS. Structured securities present additional risk that the interest paid to a Fund on a structured security will be less than expected. The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, a Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

TAXABLE INVESTMENTS. Taxable investments include U.S. dollar-denominated obligations of U.S. banks, foreign commercial banks and securities issued or guaranteed by foreign governments; high quality commercial paper and other obligations; high quality corporate bonds and notes; asset-backed securities; securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities and related custodial receipts; and repurchase agreements relating to the above instruments.

INVESTMENT STRATEGY. The Investors Variable NAV AMT-Free Municipal Money Market Fund may invest from time to time, on a temporary basis or for temporary defensive purposes, in short-term taxable instruments that are “Eligible Securities” as defined by the SEC for money market funds.

SPECIAL RISKS. Dividends paid by the Investors Variable NAV AMT-Free Municipal Money Market Fund that are derived from interest paid on taxable investments generally will be taxable to the Fund’s shareholders as ordinary income for federal income tax purposes. The Investors Variable NAV AMT-Free Municipal Money Market Fund may not achieve its investment objective when its assets are invested in taxable obligations.

UNITED STATES GOVERNMENT OBLIGATIONS. These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof, (b) securities of private issuers guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities pursuant to the FDIC Debt Guarantee Program, and (c) participations in loans made to foreign governments or their agencies that are so guaranteed.

INVESTMENT STRATEGY. To the extent consistent with its investment objective and strategies, each Fund may invest in a variety of U.S. Treasury obligations and in obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

SPECIAL RISKS. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities in which the Funds may invest, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

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An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds).

To the extent a Fund invests in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, pursuant to the FDIC Debt Guarantee Program or other similar programs, there is a possibility that the guarantee provided under the Debt Guarantee Program or other similar programs may be discontinued or modified at a later date.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include variable amount master demand notes and long-term variable and floating rate bonds (sometimes referred to as “Put Bonds”) where a Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.

INVESTMENT STRATEGY. Each Fund may invest in variable and floating rate instruments to the extent consistent with its investment objective and strategies.

SPECIAL RISKS. Variable and floating rate instruments are subject to many of the same risks as fixed rate instruments, particularly credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights. As a result, the Funds could suffer a loss with respect to these instruments. In addition, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

INVESTMENT STRATEGY. Each Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Funds generally would purchase securities in these transactions with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

This section explores various other investment securities and techniques that the Investment Adviser may use.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Funds may borrow money from banks and may enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of money market securities held by a Fund subject to the Fund’s agreement to repurchase them at a mutually agreed upon date and price (including interest).

INVESTMENT STRATEGY. Each Fund may borrow and enter into reverse repurchase agreements in amounts not exceeding one-fourth of its total assets (including the amount borrowed). The Funds may enter into reverse repurchase agreements when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

SPECIAL RISKS. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Funds decline in value while these transactions are outstanding, the NAV of the Funds’ outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities; and (c) the securities may not be returned to the Fund.

DERIVATIVES. Each Fund may purchase certain “derivative” instruments. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest rates, or other indices. Derivatives include structured securities such as collateralized mortgage obligations and other types of asset-backed securities, “stripped” securities and various floating rate instruments.

INVESTMENT STRATEGY. A Fund may invest in derivatives when the Investment Adviser believes the potential risks and rewards are consistent with the Fund’s objective, strategies and overall risk profile.

SPECIAL RISKS. Engaging in derivative transactions involves special risks, including (a) market risk that the Fund’s derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative

34

instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that a Fund will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, a Fund may suffer a loss whether or not the analysis of the Investment Adviser is accurate.

ILLIQUID OR RESTRICTED SECURITIES. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see “Insurance Funding Agreements” above), and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and both foreign and domestic securities that are not readily marketable.

INVESTMENT STRATEGY. Each Fund may invest up to 5% of its net assets in securities that are illiquid. A domestically traded security that is not registered under the 1933 Act will not be considered illiquid if the Investment Adviser determines that an adequate trading market exists for that security. If otherwise consistent with their investment objectives and strategies, the Funds may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust’s Board of Trustees, that an adequate trading market exists.

SPECIAL RISKS. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund. The practice of investing in Rule 144A Securities and commercial paper available to qualified institutional buyers could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.

INVESTMENT COMPANIES. To the extent consistent with their respective investment objectives and strategies, the Funds may invest in securities issued by other affiliated and unaffiliated investment companies.

INVESTMENT STRATEGY. Investments by a Fund in other money market funds will be subject to the limitations of the 1940 Act and SEC orders. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in an open-end investment company or a series thereof that has substantially the same investment objective, strategies and fundamental restrictions as the Fund.

SPECIAL RISKS. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. It would also bear a proportionate share of any fees or expenses paid by that company. These expenses would be in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations.

TEMPORARY INVESTMENTS. For capital preservation and liquidity, each Fund may have a greater concentration in short-term securities, including investing up to all of its assets in overnight securities, which may result in a reduction of a Fund’s yield.

Additionally, the Funds may purchase other types of securities or instruments similar to those described in these sections if otherwise consistent with the Funds’ investment objectives and strategies. You should carefully consider the risks discussed in these sections before investing in a Fund.

The Funds may invest in other securities and are subject to further restrictions and risks that are described in the SAI. Additional information about the Funds, their investments and related risks can also be found in “Investment Objectives and Strategies” in the SAI.

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FINANCIAL HIGHLIGHTS

There are no financial highlights for the Funds because they commenced operations on or after the date of this Prospectus.

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FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORTS AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about the Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders when they are prepared.

Additional information about the Funds and their policies also is available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Funds’ annual and semiannual reports and the SAI are available free upon request by calling the Northern Funds Center at 800-595-9111 or by sending an email request to: northern-funds@ntrs.com. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Fund’s shares may be purchased or sold.

TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:

BY TELEPHONE

Call 800-595-9111

BY MAIL

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

ON THE INTERNET

The Funds’ documents are available online and may be downloaded from:

■	The EDGAR database on the SEC’s Web site at sec.gov (text-only).

■	Northern Funds’ Web site at northernfunds.com.

You may review and obtain copies of Northern Funds’ documents by visiting the SEC’s Public Reference Room in Washington, D.C. You also may obtain copies of Northern Funds’ documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

811-08236

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NORTHERN FUNDS

(THE “TRUST”)

PART B

STATEMENT OF ADDITIONAL INFORMATION

February 25, 2013

INVESTORS VARIABLE NAV MONEY MARKET FUND

INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND

INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND

INVESTORS VARIABLE NAV TREASURY MONEY MARKET FUND

This Statement of Additional Information dated February 25, 2013, (the “SAI”) is not a prospectus. This SAI should be read in conjunction with the Prospectus dated February 25, 2013, as amended or supplemented from time to time, for the Investors Variable NAV Money Market Fund, the Investors Variable NAV AMT-Free Municipal Money Market Fund, the Investors Variable NAV U.S. Government Money Market Fund and the Investors Variable NAV Treasury Money Market Fund (the “Funds” or “Money Market Funds”) of Northern Funds (the “Prospectus”). Copies of the Prospectus may be obtained without charge from The Northern Trust Company (the “Transfer Agent”) by writing to the Northern Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-595-9111. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company (“TNTC”), its affiliates, subsidiaries or any other bank. An investment in a Fund involves investment risks, including possible loss of principal.

ADDITIONAL INVESTMENT INFORMATION

CLASSIFICATION AND HISTORY

Northern Funds (the “Trust”) is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is a series of the Trust that was formed as a Delaware statutory trust on February 7, 2000 under an Agreement and Declaration of Trust (the “Trust Agreement”). The Trust also offers additional money market, equity, equity index, asset allocation and fixed income funds, which are not described in this SAI.

INVESTMENT OBJECTIVES AND STRATEGIES

The following supplements the investment objectives, strategies and risks of the Funds as set forth in the Prospectus. The investment objective of each Fund may be changed without shareholder approval. Except as expressly noted below, each Fund’s investment strategies may be changed without shareholder approval. In addition to the instruments discussed below and in the Prospectus, each Fund may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”) to be substantially similar to those of any other investment otherwise permitted by a Fund’s investment strategies.

UNLIKE TRADITIONAL MONEY MARKET FUNDS, THE FUNDS WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DO NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, EACH FUND'S SHARE PRICE, WHICH IS ITS NET ASSET VALUE PER SHARE (NAV), WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS.

With respect to the Investors Variable NAV Money Market Fund, the Investors Variable NAV U.S. Government Money Market Fund and the Investors Variable NAV Treasury Money Market Fund, to the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in a Fund’s policy stated in the Prospectus to invest at least 80% of its net assets in the particular type of investment suggested by its name. With respect to the Investors Variable NAV AMT-Free Municipal Money Market Fund, the Fund’s policy to invest at least 80% of its net assets in tax-exempt investments as described is a fundamental policy that may not be changed without shareholder approval. For these purposes, “net assets” include the amount of any borrowings for investment purposes and the amount of “net assets” is measured at the time of purchase.

Investors Variable NAV Money Market Fund seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets.

Investors Variable NAV AMT-Free Municipal Money Market Fund seeks to achieve its objective by investing primarily in high quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Fund is relative to yields currently available in the tax-exempt marketplace.

Investors Variable NAV U.S. Government Money Market Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”); securities guaranteed as to principal and interest by the U.S. government (“Government Obligations”); repurchase agreements with counterparties collateralized fully by Treasury Obligations and/or Government Obligations; and shares of money market portfolios of regulated investment companies that (i) limit investments to Treasury Obligations, Government Obligations, and related repurchase agreements, and (ii) determine net asset values (“NAVs”) based on Rule 2a-7 under the 1940 Act.

Investors Variable NAV Treasury Money Market Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”); repurchase agreements with counterparties collateralized fully by Treasury Obligations; and shares of money market portfolios of regulated investment companies that (i) limit investments to Treasury Obligations and related repurchase agreements, and (ii) determine NAVs based on Rule 2a-7 under the 1940 Act.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. To the extent described in the Prospectus, the Funds may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables, municipal securities or other financial assets. The investment characteristics of asset-backed securities differ from those of traditional fixed-income securities. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security normally is subject to both call risk and extension risk, and an asset-backed security’s stated maturity may be shortened. In addition, the security’s total return may be difficult to predict precisely. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities.

If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities acquired by the Funds may include collateralized mortgage obligations (“CMOs”). CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits (“REMICs”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways, and normally are considered derivative securities. In some cases CMOs may be highly leveraged and very speculative. The Funds will not purchase “residual” CMO interests, which normally exhibit greater price volatility.

There are a number of important differences among the agencies, instrumentalities and sponsored enterprises of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”) include Ginnie Mae Mortgage Pass-Through Certificates, which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and backed by the full faith and credit of the United States, which means that the U.S. government guarantees that the interest and principal will be paid when due. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae Guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States, except as described below, but are supported by the right of the issuer to borrow from the U.S. Treasury. Fannie Mae is a stockholder-owned corporation chartered under an Act of the U.S. Congress. Fannie Mae certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Mac certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal after default.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of Fannie Mae and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress with regard to such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of government guaranteed mortgage-backed securities and the Funds’ liquidity and value.

There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. A Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

The extreme and unprecedented volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. The Treasury has also (i) established a new secured lending credit facility, which was available to Freddie Mac, Fannie Mae, and the Federal Home Loan Banks, was intended to serve as a liquidity backstop, and was available until December 2012 and (ii) initiated a temporary program to purchase residential mortgage-backed securities issued by Freddie Mac and Fannie Mae.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to: (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things): the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator; the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury; market responses to developments at Freddie Mac and Fannie Mae; and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the Funds.

As a result of the economic recession that commenced in the U.S. in 2008, there is a heightened risk that the receivables and loans underlying the asset-backed securities purchased by the Funds may suffer greater levels of default than was historically experienced.

In addition, privately issued mortgage-backed securities (as well as other types of asset-backed securities) do not have the backing of any U.S. government agency, instrumentality or sponsored enterprise. The seller or servicer of the underlying mortgage obligations generally will make representations and warranties to certificate-holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate-holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation may constitute the sole remedy available to the related certificate-holders or the trustee for the material breach of any such representation or warranty by the seller or servicer. To provide additional investor protection, some mortgage-backed securities may have various types of credit enhancements, reserve funds, subordination provisions or other features. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The recent and unprecedented disruption in the residential mortgage-backed securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-backed securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions. These conditions have prompted a number of financial institutions to seek additional capital, to merge with other institutions and, in some cases, to fail. The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-backed securities held by certain Funds. Additionally, a lack of credit availability, higher mortgage rates and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-backed securities (including the mortgage-backed securities in which the Funds may invest) would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-backed securities are performing as anticipated, the value of such securities in the secondary market may nevertheless fall or continue to fall as a result of deterioration in general market conditions for such mortgage-backed securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-backed securities, thereby resulting in a decrease in value of such mortgage-backed securities, including the mortgage-backed securities owned by the Funds.

Asset-backed securities acquired by the Funds may also include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”) and other similarly structured securities.

A CBO is a trust or other special purpose entity (“SPE”) that is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly or default.

COMMERCIAL PAPER, BANKERS’ ACCEPTANCES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANK NOTES. To the extent consistent with their respective investment objectives and strategies, the Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Deposit notes are insured by the FDIC only to the extent of $250,000 per depositor per bank.

To the extent such obligations are U.S. dollar-denominated, each Fund (other than the Investors Variable NAV U.S. Government Money Market Fund) may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Commercial paper purchased by certain Funds may include asset-backed commercial paper. Asset-backed commercial paper is issued by a SPE that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. To the extent consistent with their respective investment objectives and strategies, the Funds may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which usually is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue.

DEMAND FEATURES AND GUARANTEES. To the extent consistent with its investment objective and strategies, each Fund may invest a significant percentage of its assets in securities that have demand features, guarantees or similar credit and liquidity enhancements. A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest. A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security. Demand features and guarantees can effectively:

•	shorten the maturity of a variable or floating rate security,
•	enhance the security’s credit quality, and
•	enhance the ability to sell the security.

The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature. When a Fund purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund.

FOREIGN INVESTMENTS. To the extent consistent with its investment objective and strategies, each Fund may invest in U.S. dollar denominated foreign securities, including bonds and other fixed-income securities of foreign issuers. Foreign fixed-income securities may include eurodollar convertible securities, which are fixed-income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer. The Investors Variable NAV Money Market Fund also may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies, instrumentalities or sponsored enterprises, as well as other foreign issuers. These obligations may be issued by supranational entities, including international organizations (such as the European Coal and Steel Community) designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets. Market risk involves the possibility that security prices will decline over short or even extended periods. The markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund to the extent that it invests in foreign securities. The holdings of the Funds, to the extent that they invest in fixed-income securities, will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.

There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world.

European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several EU countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

To the extent consistent with their investment objective and strategies, each Fund may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by U.S. entities or citizens.

Dividends and interest payable on a Fund’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See “Taxes” on page 45.

The Funds’ income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which they invest, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See “Taxes” on page 45.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result in missed attractive investment opportunities, losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, possible liability to the purchaser.

A Fund may invest a significant percentage of its assets in the securities of issuers located in geographic regions with securities markets that are highly developed, liquid and subject to extensive regulation, including Japan. In recent years, Japan’s economic growth has been substantially below the level of earlier decades, and its economy has experienced periods of recession. Similar to many European countries, Japan is experiencing a deterioration of its competitiveness. Although Japan is attempting to reform its political process and deregulate its economy to address the situation, there is no guarantee that these efforts will succeed.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed-delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions normally are negotiated directly with the other party.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will segregate liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments until three days prior to the settlement date, or will otherwise cover its position. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining a Fund’s average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

ILLIQUID OR RESTRICTED SECURITIES. Each Fund may invest up to 5% of its net assets in securities that are illiquid. The Funds may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”) and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust’s Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INFLATION-INDEXED SECURITIES. To the extent consistent with its investment objective and policies, a Fund may invest in inflation-indexed securities, which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common: the U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the security; most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The taxation of inflation-indexed Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income. Inflation-indexed Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds. The Funds, however, distribute income on a monthly basis. Fund investors will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the Fund.

INVESTMENT COMPANIES. With respect to the investments of the Funds in the securities of other affiliated and unaffiliated investment companies, such investments will be limited so that, as determined after a purchase is made, either: (a) not more than 3% of the total outstanding stock of such investment company will be owned by a Fund, the Trust as a whole and its affiliated persons (as defined in the 1940 Act); or (b) (i) not more than 5% of the value of the total assets of a Fund will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

Investments by the Funds in other investment companies, including exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of the Funds’ investments in ETFs. These policies and procedures require, among other things, that (i) the Investment Adviser conducts the Funds’ investment in ETFs without regard to any consideration received by the Funds or any of their affiliated persons and (ii) the Investment Adviser certifies to the Board quarterly that it has not received any consideration in connection with an investment by the Funds in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

Certain investment companies whose securities are purchased by the Funds may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

If required by the 1940 Act, each Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

To the extent consistent with its investment objective and strategies, a Fund may invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategy and restrictions as the Fund. However, each Fund currently intends to limit its investments in securities issued by other investment companies to the extent described above. A Fund may adhere to other limitations with respect to its investments in securities issued by other investment companies if required or permitted by the SEC or deemed to be in the best interests of the Trust.

MUNICIPAL INSTRUMENTS. To the extent consistent with their investment objectives and strategies, the Funds may invest in municipal instruments. The Investors Variable NAV AMT-Free Municipal Money Market Fund invests its assets primarily in municipal instruments. Opinions relating to the validity of municipal instruments and to federal and state tax issues relating to these securities are rendered by bond counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to the Investment Adviser. Neither the Trust nor the Investment Adviser will review the proceedings relating to the issuance of municipal instruments or the bases for such opinions.

Municipal instruments generally are issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They also are issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds also are issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities.

State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal instruments include both “general” and “revenue” obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond usually is directly related to the credit standing of the private user of the facility involved.

Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, asset-backed securities such as custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participation in a lease, an installment purchase contract, or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments. The Investment Adviser will determine the credit quality of any unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the leases will not be canceled.

To the extent consistent with their respective investment objectives and strategies, the Funds also may invest in “moral obligation” bonds, which normally are issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal bonds with a series of maturity dates are called serial bonds. The Funds may purchase serial bonds and other long-term securities provided that they have remaining maturities meeting the Funds’ maturity requirements. The Funds also may purchase long-term variable and floating rate bonds (sometimes referred to as “put bonds”) where a Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at a par at least every thirteen months. Put bonds with conditional puts (that is, puts which cannot be exercised if the issuer defaults on its payment obligations) will present risks that are different than those of other municipal instruments because of the possibility that the Fund might hold long-term put bonds on which defaults occur following acquisition by the Fund.

To the extent consistent with their respective investment objectives and strategies, the Funds may acquire securities in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain municipal obligations. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including “Municipal Receipts,” “Municipal Certificates of Accrual on Tax-Exempt Securities” (“M-CATS”) and “Municipal Zero-Coupon Receipts.” The Funds also may purchase certificates of participation that, in the opinion of counsel to the issuer, are exempt from regular federal income tax. Certificates of participation are a type of floating or variable rate of obligation that represents interests in a pool of municipal obligations held by a bank.

To the extent consistent with their respective investment objectives and strategies, the Funds may invest in “tax credit bonds.” A tax credit bond is defined in the Internal Revenue Code of 1986, as amended (the “Code”), as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond and a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “build America bond” (which includes certain qualified bonds issued before January 1, 2011) or certain other specified bonds.

An issuer’s obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal instruments. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor’s federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the federal income tax status of interest on municipal instruments or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of municipal instruments for investment by the Investors Variable NAV AMT-Free Municipal Money Market Fund and the Fund’s liquidity and value. In such an event, the Board of Trustees would reevaluate the Fund’s investment objectives and strategies and consider changes in their structure or possible dissolution.

Certain of the municipal instruments held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies usually will be obtained by the issuer of the municipal instrument at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. Moreover, the insurers’ exposure to securities involving subprime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurance company. A Fund may invest more than 25% of its total assets in municipal instruments covered by insurance policies.

In addition, a single enhancement provider may provide credit enhancement to more than one of a Fund’s investments. Having multiple securities’ credit enhanced by the same enhancement provider will increase the adverse effects on a Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Fund. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar period of economic stress. Municipal bonds may be covered by insurance that guarantees timely interest payments and repayment of principal on maturity. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. Insurance does not protect a Fund or its shareholders from losses caused by declines in a bond’s market value.

Municipal instruments purchased by the Funds may be backed by letters of credit or other forms of credit enhancement issued by foreign (as well as domestic) banks and other financial institutions. A change in the credit quality of these banks and financial institutions could, therefore, cause loss to a Fund that invests in municipal instruments. Letters of credit and other obligations of foreign financial institutions may involve certain risks in addition to those of domestic obligations.

The Funds may invest in municipal leases, which may be considered liquid under guidelines established by the Trust’s Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (i) the frequency of trades and quotes for the obligation; (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Investment Adviser, under guidelines approved by the Trust’s Board of Trustees, also will consider the marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

Currently, it is not the intention of the Investors Variable NAV AMT-Free Municipal Money Market Fund to invest more than 25% of the value of its total assets in municipal instruments whose issuers are located in the same state.

REPURCHASE AGREEMENTS. Each Fund may agree to purchase portfolio securities from domestic and foreign financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable. If a Fund enters into a repurchase agreement with a foreign financial institution, it may be subject to the same risks associated with foreign investments (see “Foreign Investments” above).

REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Funds may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Funds will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Funds will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

STANDBY COMMITMENTS. The Investors Variable NAV AMT-Free Municipal Money Market Fund may enter into standby commitments with respect to municipal instruments held by it. Under a standby commitment, a dealer agrees to purchase at the Fund’s option a specified municipal instrument. The Investors Variable NAV AMT-Free Municipal Money Market Fund expects that standby commitments generally will be available without the payment of any direct or indirect consideration.

The Investors Variable NAV AMT-Free Municipal Money Market Fund intends to enter into standby commitments only with dealers, banks and broker-dealers which, in the Investment Adviser’s opinion, present minimal credit risks. The acquisition of a standby commitment will not affect the valuation of the underlying municipal instrument. The actual standby commitment will be valued at zero in determining NAV.

STRIPPED SECURITIES. To the extent consistent with its investment objective and strategies, each Fund may purchase stripped securities. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” The Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Other types of stripped securities may be purchased by the Funds, including stripped mortgage-backed securities (“SMBS”). SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest generally are higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a risk that the initial investment will not be recouped fully. SMBS issued by the U.S. government (or a U.S. government agency, instrumentality or sponsored enterprise) may be considered liquid under guidelines established by the Trust’s Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the NAV per share.

STRUCTURED SECURITIES. To the extent consistent with its investment objective and strategies, each of the Funds may purchase structured securities. These fixed-income instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust (“UIT”) or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Investments in these securities may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher rates of return and present greater risks than unsubordinated structured products.

A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying security or reference asset. Structured securities may also be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.

SUPRANATIONAL BANK OBLIGATIONS. Each Fund, to the extent consistent with its investment objectives and strategies, may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and the Maritime Administration.

Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises also are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by any agency, instrumentality or sponsored enterprise thereof, and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.

To the extent consistent with their respective investment objectives and strategies, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Not all government obligations carry the same credit support. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are generally considered illiquid.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin in relation to a generally recognized index rate. These instruments include long-term variable and floating rate bonds (sometimes referred to as “put bonds”) where a Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and also includes leveraged inverse floating rate instruments (“inverse floaters”).

With respect to the variable and floating rate instruments that may be acquired by the Funds, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Funds’ quality requirements, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

The Funds will invest in variable and floating rate instruments only when the Investment Adviser deems the investment to involve minimal credit risk. Unrated variable and floating rate instruments will be determined by the Investment Adviser to be of comparable quality at the time of the purchase to rated instruments that may be purchased by the Funds. In determining weighted average portfolio maturity, an instrument may, subject to the SEC’s regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable and floating rate instruments eligible for purchase by the Fund include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.

Variable and floating rate instruments that may be purchased by the Funds include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Investment Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.

Variable and floating rate instruments held by a Fund will be subject to the Fund’s limitation on illiquid investments, absent a reliable trading market, when the Fund may not demand payment of the principal amount within seven days. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

YIELDS AND RATINGS. The yields on certain obligations, including the instruments in which the Funds may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of Standard & Poor’s® Rating Service (“S&P”), Dominion Bond Rating Service Limited (“Dominion”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings (“Fitch”) represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.

Subject to the limitations stated in the Prospectus, if a security held by a Fund undergoes a rating revision, the Fund may continue to hold the security if the Investment Adviser determines such retention is warranted.

ZERO COUPON BONDS. To the extent consistent with their respective investment objectives and strategies, the Funds may invest in zero coupon bonds. Zero coupon bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

Zero coupon bonds involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash generally is received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund.

INVESTMENT RESTRICTIONS

Each Fund is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares as described in “Description of Shares” on page 47.

No Fund may:

(1)

Make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Fund to the extent permitted by law.

(2)

Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

(3)	Invest in commodities or commodity contracts, except that each Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(4)	Invest in companies for the purpose of exercising control.

(5)

Act as underwriter of securities, except as a Fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

(6)

Purchase securities if such purchase would cause 25% or more in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Fund reserves freedom of action, when otherwise consistent with its investment strategies, to concentrate its investments in obligations (other than commercial paper) issued or guaranteed by U.S. banks (including foreign branches of U.S. banks) and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. For the purpose of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

(7)

Borrow money, except that to the extent permitted by applicable law (a) a Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) a Fund may purchase securities on margin. If due to market fluctuations or other reasons a Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of a Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, a Fund will not issue senior securities to the extent such issuance would violate applicable law.

(8)	Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

(9)

Notwithstanding any of a Fund’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), each Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Fund.

For the purposes of Investment Restriction Nos. 1 and 7 above, the Funds have received an exemptive order from the SEC permitting them to participate in lending and borrowing arrangements with affiliates.

In applying Investment Restriction No. 8 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund does not exceed 10% of the value of the Fund’s total assets.

The freedom of action reserved in Investment Restriction No. 6 with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks. The freedom of action reserved with respect to foreign branches of domestic banks is subject to the requirement that the domestic parent of the foreign branch be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason. Obligations of U.S. branches of foreign banks may include certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch. Such obligations will meet the criteria for “Eligible Securities” as described in the Prospectus.

Also, as a matter of fundamental policy, changeable only with the approval of the holders of a majority of the outstanding shares of the Investors Variable NAV AMT-Free Municipal Money Market Fund, at least 80% of the net assets of the Investors Variable NAV AMT-Free Municipal Money Market Fund plus the amount of any borrowings for investment purposes (“net assets”) measured at the time of purchase of the Investors Variable NAV AMT-Free Municipal Money Market Fund will be invested in debt instruments, the interest on which is, in the opinion of bond counsel or counsel for issuers, exempt from regular federal income tax, except in extraordinary circumstances such as when the Investment Adviser believes that market conditions indicate that the Fund should adopt a temporary defensive posture by holding uninvested cash or investing in taxable securities. Investments in such debt instruments may be direct or indirect (for example, through investments in other investment companies or pools). Interest earned on “private activity bonds,” if any, that is treated as an item of tax preference under the federal alternative minimum tax will not be deemed by the Investors Variable NAV AMT-Free Municipal Money Market Fund to be exempt from regular federal income tax for purposes of determining whether the Investors Variable NAV AMT-Free Municipal Money Market Fund meets this fundamental policy.

Except to the extent otherwise provided in Investment Restriction No. 6, for the purpose of such restriction in determining industry classification, a Fund may use any one of the following: the Bloomberg Industry Group Classification, S&P, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes or the Global Industry Classification Standard. For the purpose of determining the percentage of a Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, an asset-backed security will be classified separately based on the nature of its underlying assets.

Notwithstanding Investment Restriction No. 7, each Fund intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

The Funds intend, as a non-fundamental policy, to diversify their investments in accordance with current SEC regulations. Investments in the securities of any single issuer (excluding cash, cash items, certain repurchase agreements, U.S. government securities and securities of other investment companies) will be limited to not more than 5% of the value of a Fund’s total assets at the time of purchase, except that 25% of the value of the total assets of Funds may be invested in the securities of any one issuer for a period of up to three Business Days. Subject to certain exceptions, immediately after the acquisition of the security, any demand features or guarantees (i.e., generally, the right to sell the security at a price equal to its approximate amortized cost (for a demand feature) or principal amount (for a guarantee) plus accrued interest), with respect to 75% of the assets of a Fund, no more than 10% of the Fund’s total assets may be invested in securities issued by or subject to demand features or guarantees issued by the same issuer. In accordance with SEC regulations, the Funds will limit their investments in securities that are rated in the two highest short-term rating categories as determined by at least two NRSROs (or one NRSRO if the security is rated by only one NRSRO) but which are not First Tier Securities (as defined in Rule 2a-7 under the 1940 Act) or, if unrated, are not of comparable quality to First Tier Securities (“Second Tier Securities”), to 3% of the Fund’s total assets, with investments in any one such issuer being limited to no more than one-half of 1% of the Fund’s total assets.

In addition to the foregoing, each Fund is subject to additional diversification requirements imposed by SEC regulations on the acquisition of securities subject to other types of demand features and puts under which a Fund has the right to sell the securities to third parties.

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction No. 7) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by a Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in Investment Restriction No. 7, the Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

Although the foregoing Investment Restrictions would permit the Funds to acquire options, enter into forward currency contracts and engage in short sales and interest rate and currency swaps, they are not currently permitted to engage in these transactions under SEC regulations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Funds’ shareholders. The policy provides that neither the Funds nor their Investment Adviser, Distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions including the portfolio holdings, trading strategies or pending transactions of any actively managed commingled fund portfolio which contains identical holdings as the Fund. Under the policy, neither a Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Trust’s publicly accessible Web site. Information posted on the Trust’s Web site may be separately provided to any person commencing the day after it is first published on the Trust’s Web site.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available Web site may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust’s Chief Compliance Officer (“CCO”). Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of a Fund) only upon approval by the CCO, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the CCO. In accordance with the policy, the recipients who receive non-public portfolio holdings information on an ongoing basis are as follows: the Investment Adviser and its affiliates, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel, the Funds’ financial printer (R.R. Donnelley) and the Funds’ proxy voting service (RiskMetrics Group); certain rating and ranking organizations (S&P and Moody’s); and the following vendors that provide portfolio analytical tools: Vestek (aka Thomson Financial), Citigroup, Barclays Capital and FactSet. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to a Fund may release non-public portfolio holdings information of the Fund only with the permission of Fund Representatives. From time to time, portfolio holdings information may be provided to broker-dealers solely in connection with a Fund seeking portfolio securities trading recommendations. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.

The Funds currently publish on the Trust’s Web site, northernfunds.com, complete month-end portfolio holdings for each Fund subject to at least a ten (10) calendar day lag between the date of the information and the date on which the information is disclosed. The Funds also publish on the Trust’s website, no later than the fifth business day of each month and for a period of not less than six months, certain information regarding their portfolio holdings as of the last business day of the prior month. A Fund may publish on the Web site complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.

Portfolio holdings for the Funds also are currently disclosed through required filings with the SEC. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Certain portfolio information with respect to the Money Market Funds will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made available to the public by the SEC 60 days after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the Trust’s website. Shareholders may obtain a Fund’s Forms N-CSR, N-Q and N-MFP filings on the SEC’s Web site at sec.gov. In addition, the Funds’ Forms N-CSR, N-Q and N-MFP filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.

Under the policy, the Board of Trustees is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

The Board of Trustees of the Trust is responsible for the management and business and affairs of the Trust. Set forth below is information about the Trustees and Officers of Northern Funds as of the date of this SAI. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. As of the date of this SAI, each Trustee oversees a total of 55 portfolios in the Northern Funds Complex – Northern Funds offers 47 portfolios and Northern Institutional Funds offers 8 portfolios.*

NON-INTERESTED TRUSTEES

NAME, ADDRESS (1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)

William L. Bax Age: 69 Trustee since 2005

•        Managing Partner of PricewaterhouseCoopers, Chicago (an accounting firm) from 1997 to 2003;

•        Director of Big Shoulders Fund since 1997;

•        Director of Lurie Children’s Hospital since 1998;

•        Trustee of DePaul University from 1998 to 2009;

•        Director of Andrew Corporation (a communications product company) from 2006 to 2008.

• Arthur J. Gallagher & Co. (an insurance brokerage company).

Edward J. Condon, Jr. Age: 72 Trustee since 2000

•        Chairman and CEO of The Paradigm Group, Ltd. (a financial adviser) since 1993;

•        Principal and Co-Founder of Paradigm Capital, Ltd. (a financial adviser) since 1996;

•        Founding Member and Director of the Illinois Venture Capital Association since 2001;

•        Member of the Board of Directors of the Chicago Children’s Museum from 2001 to 2007;

•        Member of the Board of Governors of The Metropolitan Club since 2003;

•        Member of the Board of Advisors of AAVIN Equity Partners (a private equity firm) since 2005;

•        Member of the National Advisory Board of National Domestic Violence Hotline since 2005;

•        Member of the Board of Directors at LightBridge Healthcare Research Inc. (a healthcare-related educational materials provider) since 2006;

•        Member of Advisory Board of Lextech Global Services (a systems engineering services company) since 2009;

•        Member of Advisory Council of Northwestern Brain Tumor Institute since 2010.

•        Chairman of Vi Medicus, Inc. (a healthcare related educational materials provided) since 2010.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act of 1934, as amended (the “Exchange Act”) (i.e., public companies) or other investment companies registered under the 1940 Act.

*	Ms. Skinner and Mr. Potter each oversee a total of 47 portfolios in the Northern Funds Complex – 39 portfolios offered by Northern Funds and 8 offered by Northern Institutional Funds.

NON-INTERESTED TRUSTEES (CONTINUED)

NAME, ADDRESS (1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)

Sharon Gist Gilliam Age: 69 Trustee since 2001

•       Principal Officer, UCG Associates, Inc. (an aviation consulting firm) from 2005 to 2006 and Director from 2005 to 2008;

•       CEO of Chicago Housing Authority from 2006 to 2007;

•       Executive Vice President of Unison-Maximus, Inc. (an aviation and governmental consulting company) from 1989 to 2005.

• None

Sandra Polk Guthman Age: 69 Trustee since 2000

•       Chair and CEO of Polk Bros. Foundation (an Illinois not-for-profit corporation) since 1993;

•       Director of National Public Finance Guarantee Corporation (f/k/a MBIA Insurance Corp. of Illinois) (a municipal bond insurance company) since 1994.

•       Trustee of Rush University Medical Center since 2007.

•       Trustee of Wellesley College since 2010.

• None

Michael H. Moskow Age: 75 Trustee since 2008

•       Vice Chairman and Senior Fellow on the Global Economy at the Chicago Council on Global Affairs since 2007,

•       Director of Commonwealth Edison since 2007;

•       President and Chief Executive Officer of the Federal Reserve Bank of Chicago from 1994 to 2007;

•       Director of Education Corporation of America since 2008;

•       Chairman of the Japan America Society of Chicago since 2009;

•       Former Chairman and Current Member of the Board of Directors, National Bureau of Economic Research from 1978 to 1991, and since 1993;

•       Member of the Board of Trustees of the Northwestern Memorial Foundation from 2004 to 2010;

•       Member of the Board of Directors of the Civic Consulting Alliance since 2002;

•       Member of the Board of Directors of the Chicago Workforce Investment Council (f/k/a Chicago LEADS Civic Advisory Board) from 2009 to 2012;

•       Member of the Board of Directors of The Chicago Council on Global Affairs since 1995;

•       Member of the Board of Directors of the Council on Foreign Relations from 1998 to 2008;

•       Member of the Board of Trustees of Lafayette College since 1996;

•       Member of the Board of Directors of the National Futures Association since 2010.

• Discover Financial Services; • Diamond Management and Technology Consultants, Inc. (a management and technology consulting firm) from 2008 to 2009; • Taylor Capital Group, Inc. (financial services).

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

NON-INTERESTED TRUSTEES (CONTINUED)

NAME, ADDRESS (1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)

Mary Jacobs Skinner, Esq. Age: 55 Trustee since 2000	• Partner in the law firm of Sidley Austin LLP.	• None

Richard P. Strubel Age: 73 Trustee since 2000 and Chairman since 2008

•       Vice Chairman and Director of Cardean Learning Group (formerly UNext, Inc.) (a provider of educational services via the Internet) from 2004 to 2007;

•       President, Chief Operating Officer and Director of UNext, Inc. from 1999 to 2004.

• Gildan Activewear, Inc. (a clothing marketing and manufacturing company); • Goldman Sachs Mutual Fund Complex (94 portfolios).

Casey J. Sylla Age: 69 Trustee since 2008	• Board member, University of Wisconsin—Eau Claire Foundation from 2006 to present. • Advisor, G.D. Searle Family Trusts from 2010 to 2012 and Independent Trustee from 2012 to present.	• GATX Corporation (transportation services);

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

INTERESTED TRUSTEE

NAME, ADDRESS (1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE (2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE (3)

Stephen N. Potter(4) Age: 56 Trustee since 2008

•       Director of The Northern Trust Company of Connecticut since July 2009;

•       Director of Northern Trust Global Advisors, Inc. from May 2008 to January 2012;

•       Chairman of Northern Trust Investments, Inc. since March 2008;

•       President of Northern Trust Global Investments, Ltd. from March 2008 to February 2009;

•       Director of Northern Trust Global Investments, Ltd. from February 2000 to February 2009;

•       Executive Vice President of Northern Trust Corporation since October 2003;

•       Chairman and Chief Executive Officer of Northern Trust Global Services, Ltd. from 2003 to 2008;

•       Chief Executive Officer of Europe, the Middle East and Africa at The Northern Trust Company from 2001 to March 2008;

•       Managing Director, Institutional Group, Northern Trust Global Investments, Ltd. from 1995 to 2001.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year in which he or she attains the age of seventy-five years.

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

(4)

An “interested person,” as defined by the 1940 Act. Mr. Potter is deemed to be an “interested” Trustee because he is an officer, director, employee, and a shareholder, of Northern Trust Corporation and/or its affiliates.

OFFICERS OF THE TRUST

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE (1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Lloyd A. Wennlund Age: 55 50 South LaSalle Street Chicago, Illinois 60603 President since 2000	Executive Vice President since 2003 and Director since 2001 of Northern Trust Investments, Inc.; Executive Vice President and other positions at The Northern Trust Company and Managing Executive, Mutual Funds for Northern Trust Global Investments since 1994; Head of Defined Contribution Business at The Northern Trust Company since 2011; Director, NT Global Advisors, Inc. from 2006 to 2012; Director, The Northern Trust Company of Connecticut since 2012; President and Director of Northern Trust Securities, Inc. from 1997 to 2009.

Eric K. Schweitzer Age: 51 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2000	Senior Vice President at Northern Trust Investments, Inc. since 2001; Senior Vice President at The Northern Trust Company since 2000; Director, NT Global Advisers, Inc. since October 2012.

Susan J. Hill Age: 56 50 South LaSalle Street Chicago, Illinois 60603 Chief Compliance Officer since 2004	Chief Compliance Officer of Northern Trust Company of Connecticut since 2007; Chief Compliance Officer of Northern Trust Global Advisors, Inc. from 2007 to 2011; Chief Compliance Officer of Northern Trust Investments, Inc. since 2005; Senior Vice President of Northern Trust Investments, Inc. since 2005; Vice President of Northern Trust Investments, Inc. and The Northern Trust Company from 2000 to 2004.

Darlene Chappell Age: 50 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc., The Northern Trust Company of Connecticut and NT Alpha Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for NT Long/Short Equity Strategies Fund and FlexShares Trust since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Audit Manager—Compliance Department of National Futures Association from 2000 to 2006.

Randal Rein Age: 42 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of The Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2007.

Michael Pryszcz Age: 45 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010; Vice President of Fund Accounting of The Northern Trust Company from 2005 to 2010; Second Vice President of Fund Accounting of The Northern Trust Company from 2000 to 2005.

Richard Crabill Age: 44 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Administration of The Northern Trust Company since 2011; Vice President of Fund Administration of The Northern Trust Company from 2005 to 2011; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2005.

(1)	Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

OFFICERS OF THE TRUST (CONTINUED)

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE (1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael Meehan Age: 42 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Vice President of Northern Trust Investments, Inc. since 2011; Vice President of Fund Administration of The Northern Trust Company from 2009 to 2011; Second Vice President of Fund Administration of The Northern Trust Company from 2008 to 2009; Officer of Fund Administration of The Northern Trust Company from 2005 to 2008.

Craig R. Carberry, Esq. Age: 52 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2010	Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company since May 2000; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of NT Alpha Strategies Fund since 2004; Secretary of Northern Trust Global Advisors, Inc. from 2007 to 2012; Secretary of The Northern Trust Company of Connecticut since 2009; Secretary of NT Long/Short Equity Strategies Fund and FlexShares Trust since 2011; Secretary of NETS Trust from 2008 to 2009.

Owen T. Meacham, Esq. Age: 42 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2008	Senior Vice President and Senior Regulatory Administration Attorney of The Northern Trust Company since 2011; Vice President and Senior Regulatory Administration Attorney of The Northern Trust Company from 2007 to 2011.

Jose J. Del Real, Esq. Age: 35 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2011	Vice President and Senior Regulatory Administration Attorney of The Northern Trust Company since 2012; Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2011 to 2012; Second Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2010 to 2011; Associate in the Investment Services Group at the law firm of Vedder Price, P.C. from 2006 to 2010.

(1)	Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern Trust Corporation, Northern Funds Distributors, LLC (“NFD”) and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. As a result of the responsibilities assumed by the Trust’s service providers, the Trust itself requires no employees.

Each officer holds comparable positions with Northern Institutional Funds and certain officers hold comparable positions with certain other investment companies of which Northern Trust Corporation, or an affiliate thereof, is the investment adviser, custodian, transfer agent and/or administrator.

LEADERSHIP STRUCTURE. The Board of Trustees is currently composed of nine Trustees, eight of whom are not “interested persons” as defined in the 1940 Act (“non-interested Trustee”), and one of whom is an “interested person” as defined in the 1940 Act (“interested Trustee”). The Chairman of the Board of Trustees, Richard P. Strubel, is a non-interested Trustee. Stephen N. Potter is considered an interested Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates. Each Trustee was nominated to serve on the Board of Trustees because of his or her experience, skills and qualifications. See “Trustee Experience” below. The Board of Trustees believes that its leadership structure is consistent with industry practices and is appropriate in light of the size of the Trust and the nature and complexity of its business. In particular:

•

Board Composition. The Trustees believe that having a super-majority of non-interested Trustees (more than 75%) is appropriate and in the best interest of shareholders. The Trustees also believe that having Mr. Potter serve as an interested Trustee brings management and financial insight that is important to certain of the Board of Trustees’ decisions and also in the best interest of shareholders.

•

Independent Trustee Meetings and Executive Sessions. The Trustees believe that meetings of the non-interested Trustees and meetings in executive session, including with independent counsel, help prevent conflicts of interest from occurring. The Trustees also believe that these sessions allow the non-interested Trustees to deliberate candidly and constructively, separately from management, in a manner that affords honest disagreement and critical questioning.

RISK OVERSIGHT. Risk oversight is a part of the Board of Trustees’ general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Investment Adviser and other service providers (depending on the nature of the risk), which carry out the Funds’ investment management and business affairs. The Investment Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that may give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they occur. Each of the Investment Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Investment Adviser has a dedicated risk management function that is headed by a chief risk officer.

Currently, the Board receives and reviews risk reports on a quarterly basis from the Investment Adviser’s chief risk officer. The Audit Committee reviews and discusses these reports with the Investment Adviser’s Chief Risk Officer prior to their presentation to the Board. These reports cover risk areas that include, but are not limited to, credit risk, investment risk, operational risk, fiduciary risk, compliance risk, market and liquidity risk and strategic risk. These reports are intended to provide the Trustees with a forward-looking view of risk and the manner in which the Investment Adviser is managing various risks. The Trustees also are currently receiving risk education from the chief risk officer in order to enhance the effectiveness of their oversight of risk management. The Governance Committee of the Board coordinates the Board’s education program with respect to risk management.

The Audit Committee, in addition to its risk management responsibilities, plays an important role in the Board of Trustees’ risk oversight. Working with the Funds’ independent registered accountants, the Audit Committee ensures that the Funds’ annual audit scope includes risk-based considerations, such that the auditors consider the risks potentially impacting the audit findings as well as risks to the Funds’ financial position and operations.

The Board of Trustees also monitors and reviews the Funds’ performance metrics, and regularly confers with the Investment Adviser on performance-related issues.

The Trust’s CCO reports to the Board of Trustees at least quarterly regarding compliance and legal risk issues. In addition to providing quarterly reports, the CCO provides an annual report to the Board of Trustees in accordance with the Funds’ compliance policies and procedures. The CCO regularly discusses relevant compliance and legal risk issues affecting the Funds during meetings with the non-interested Trustees and counsel. The CCO updates the Board of Trustees on the application of the Funds’ compliance policies and procedures and discusses how they mitigate risk. The CCO also reports to the Board of Trustees immediately regarding any problems associated with the Funds’ compliance policies and procedures that could expose (or that might have the potential to expose) the Funds to risk.

TRUSTEE EXPERIENCE. Each Trustee is required to possess certain qualities such as integrity, intelligence, the ability to critically discuss and analyze issues presented to the Board of Trustees and an understanding of a trustee’s fiduciary obligations with respect to a registered investment company. In addition to these qualities, the following is a description of certain other Trustee attributes, skills, experiences and qualifications.

William L. Bax: Mr. Bax was Managing Partner of the Chicago office of PricewaterhouseCoopers (PwC), an international accounting, auditing and consulting firm, from 1997 to 2003, and a partner in the firm for a total of 26 years. He previously served as a director of Sears Roebuck & Co., a publicly traded retail company, from 2003 to 2005, and Andrew Corporation, a publicly-traded communications product company, from 2006 to 2008. He currently serves as a director for a public operating company board, Arthur J. Gallagher & Co. During his 26 years as a partner and 6 years as head of PwC’s Chicago office, Mr. Bax gained extensive experience advising public companies regarding accounting, disclosure and strategic issues. Mr. Bax understands the Board’s oversight role with respect to the Investment Adviser and other Fund service providers as a result of his public company board experience and service as a non-interested Trustee of Northern Funds and Northern Institutional Funds since 2005 and of the Northern Multi-Manager Funds since 2006, as well as his current and prior directorships with public operating companies.

Edward J. Condon, Jr.: Mr. Condon was Vice President and Corporate Treasurer of Sears, Roebuck and Co., a multi-national conglomerate, with responsibilities to various operating entities including, but not limited to, Allstate Insurance, Dean Witter Reynolds, Coldwell Banker, as well as the large retail trading company. In this capacity he served as Chairman, Managing Director or Audit Chairman of several rated subsidiaries active in public financial markets. He also served as one of three members of the investment committee of Sears Profit Sharing and Pension Plan. After 27 years he retired in 1993 to form The Paradigm Group, a financial consulting and venture capital investment firm of which he remains CEO. Mr. Condon has been audit chairman of several private companies and is a founding board member of the Illinois Venture Capital Association. He has also served as the administrator and board member of the State of Illinois Technology Fund. He has experience analyzing and evaluating financial statements of issuers as a result of his investment and business experience. Mr. Condon is also familiar with the functions of the Board and its oversight responsibilities with respect to the Investment Adviser and other Fund service providers as a result of his service as a non-interested Trustee of Northern Funds since 2000 as well as his service on Northern Institutional Funds’ Board of Trustees since 1994 and on the Northern Multi-Manager Funds’ since 2006.

Sharon Gist Gilliam: Ms. Gilliam is former principal officer of UCG Associates, Inc., a Chicago-based aviation business consulting firm. She is also the former chief executive officer of the Chicago Housing Authority and former Budget Director for the city of Chicago as well as a former executive vice president of Unison-Maximus, Inc., an aviation governmental consulting firm. As a result of these positions, Ms. Gilliam has business, management and financial experience. She also is familiar with the functions of the Board and its oversight responsibilities with respect to the Investment Adviser and other Fund service providers as a result of her service as a non-interested Trustee of Northern Funds and Northern Institutional Funds since 2001 and the Northern Multi-Manager Funds since 2006.

Sandra Polk Guthman: Ms. Guthman has been the chief executive officer of Polk Bros. Foundation, a multi-million dollar private foundation, since 1993. In this capacity, she analyzes investments for the foundation and therefore also has experience supervising and evaluating investment advisers and their performance. In addition, Ms. Guthman has experience in the securities industry generally as a result of her service as a director of MBIA Insurance Corp. of Illinois, a private municipal bond insurance company, now known as National Public Finance Guarantee. Ms. Guthman has also chaired a number of governance and nominating committees of other boards of directors and served previously on the board of directors of a Chicago bank. She also is familiar with the functions of the Board and its oversight responsibilities with respect to the Investment Adviser and the other Fund service providers as a result of her service as a non-interested Trustee of Northern Funds since 2000, Northern Institutional Funds since 1997 and the Northern Multi-Manager Funds since 2006.

Michael H. Moskow: Mr. Moskow served as president and chief executive officer of the Federal Reserve Bank of Chicago from 1994 to 2007. Prior to his service at the Federal Reserve, Mr. Moskow had experience in the private sector, academia and the federal government. He currently serves as a director on public operating company boards, including Discover Financial Services, Taylor Capital Group and Commonwealth Edison. Mr. Moskow also has served as a member of two public company audit committees, and he serves on other private operating company and not-for-profit boards of directors. As a result of these positions, Mr. Moskow has experience with financial matters and securities markets. He is also generally familiar with board functions and processes as a result of his many board positions. Mr. Moskow also understands the functions of the Board and its oversight responsibilities with respect to the Investment Adviser and other Fund service providers as a result of his service as a non-interested Trustee of Northern Funds, the Northern Multi-Manager Funds and Northern Institutional Funds since 2008.

Mary Jacobs Skinner: Ms. Skinner is a partner in Sidley Austin LLP, a large international law firm, in which she manages a regulatory-based practice. As a result of this position, Ms. Skinner is familiar with legal, regulatory and financial matters. She also is familiar with the functions of the Board and its oversight responsibilities with respect to the Investment Adviser and other fund service providers as a result of her service as a non-interested Trustee of Northern Funds since 2000 and Northern Institutional Funds since 2000.

Richard P. Strubel: Mr. Strubel serves as trustee of the Goldman Sachs Funds, a family of mutual funds managed by Goldman Sachs Asset Management, a division of Goldman Sachs & Co. He also serves on the board of Gildan Activewear Inc., which is listed on the New York Stock Exchange (“NYSE”). Mr. Strubel was Vice-Chairman of the Board of Cardean Learning Group (formerly known as Unext), and previously served as Unext’s President and Chief Operating Officer. Mr. Strubel was Managing Director of Tandem Partners, Inc., a privately-held management services firm, and served as President and Chief Executive Officer of Microdot, Inc. Previously, Mr. Strubel served as President of Northwest Industries, then a NYSE-listed company, a conglomerate with operating entities around the world. Mr. Strubel is also a Trustee of the University of Chicago. Mr. Strubel has also served as a non-interested Trustee of Northern Funds since 2000, as well as Northern Institutional Funds since 1982 and the Northern Multi-Manager Funds since 2006. As a result of these various positions, Mr. Strubel understands how investment companies operate and the oversight role of a fund board with respect to the Investment Adviser and other fund service providers.

Casey J. Sylla: Mr. Sylla is a former chief investment officer and chief financial officer for The Allstate Corporation. He also served as chairman of the investment committee of a registered investment adviser, Legal and General Investment Management-America. As a result of these positions, Mr. Sylla is familiar with financial, investment and business matters. He also understands the functions of a board through his current service as a member of a board of a public operating company, GATX Corporation. He also serves on the Board of the University of Wisconsin-Eau Claire Foundation and is an independent trustee of the G.D. Searle Family Trusts. In addition, he is familiar with the functions of the Board and its oversight responsibilities with respect to the Investment Adviser and other Fund service providers as a result of his service as a non-interested Trustee of Northern Funds, Northern Institutional Funds and the Northern Multi-Manager Funds since 2008.

Stephen N. Potter: Mr. Potter has held various executive and internal subsidiary board positions with NTI and The Northern Trust since 1982, including his present position as president of the Investment Adviser. As a result of these positions, Mr. Potter has financial, business, management and investment experience. Although he is an “interested” person under the 1940 Act, the independent Trustees believe that Mr. Potter provides an important business perspective with respect to the Investment Adviser and the Northern Funds’ other service providers that is critical to their decision-making process. Mr. Potter also understands the functions of the Board as a result of his service on the Boards of Northern Funds and Northern Institutional Funds since 2008.

STANDING BOARD COMMITTEES. The Board of Trustees has established three standing committees in connection with its governance of the Funds: Audit, Governance and Valuation.

The Audit Committee consists of three members: Messrs. Bax (Chairperson), Condon and Strubel (ex officio). The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board of Trustees an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee also is designated as the Qualified Legal Compliance Committee. The Audit Committee convenes at least four times each year to meet with the independent registered public accounting firm to review the scope and results of the audit and to discuss other non-audit matters as requested by the Board’s Chairperson, the Committee Chairperson or the independent registered public accounting firm. During the fiscal year ended March 31, 2012, the Audit Committee convened five times.

The Governance Committee consists of four members: Mses. Guthman (Chairperson) and Gilliam and Messrs. Moskow and Strubel (ex officio). The functions performed by the Governance Committee include, among other things, selecting and nominating candidates to serve as non-interested Trustees, reviewing and making recommendations regarding Trustee compensation, developing policies regarding Trustee education and, subject to Board oversight, supervising the Trust’s CCO and reviewing information and making recommendations to the Board in connection with the Board’s annual consideration of the Trust’s custodian, transfer agency and administration agreements. During the fiscal year ended March 31, 2012, the Governance Committee convened five times. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Funds’ Prospectus and should be directed to the attention of Northern Funds Governance Committee.

The Valuation Committee consists of five members: Messrs. Sylla (Chairperson), Condon, Potter and Strubel (ex officio) and Ms. Skinner. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities of the Trust’s non-money market Funds in accordance with the Trust’s valuation procedures. During the fiscal year ended March 31, 2012, the Valuation Committee convened five times.

TRUSTEE OWNERSHIP OF FUND SHARES. The following table shows the dollar range of shares of the Funds owned by each Trustee in the Funds and other portfolios of the Northern Funds and Northern Institutional Funds.

Information as of December 31, 2012

Name of Trustee	Dollar Range of Equity Securities in the Funds[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[2]
William L. Bax	None	Over $100,000
Edward J. Condon, Jr.	None	Over $100,000
Sharon Gist Gilliam	None	Over $100,000
Sandra Polk Guthman	None	Over $100,000
Michael H. Moskow[3]	None	None
Stephen N. Potter	None	Over $100,000
Mary Jacobs Skinner[4]	None	Over $100,000
Richard P. Strubel	None	Over $100,000
Casey J. Sylla	None	Over $100,000

1	The Funds were not offered as of December 31, 2012.
2	The Northern Funds Complex consists of Northern Institutional Funds and Northern Funds. As of December 31, 2012, Northern Funds offered 48 portfolios and Northern Institutional Funds offered 8 portfolios.
3	Mr. Moskow does not own shares in Northern Funds or Northern Institutional Funds directly but his Deferred Compensation Plan account, in the amount of $191,445 as of December 31, 2012, is treated as if it is invested in the Global Tactical Asset Allocation Fund of Northern Funds.
4	Ms. Skinner’s Deferred Compensation Plan account, in the amount of $617,384 as of December 31, 2012, is treated as if it is invested in the Diversified Assets Portfolio of Northern Institutional Funds.

TRUSTEE AND OFFICER COMPENSATION. The Trust pays each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries annual fees for his or her services as a Trustee of the Trust and as a member of Board committees. In recognition of their services, the fees paid to the Board and Committee chairpersons are larger than the fees paid to other members of the Trust’s Board and Committees. The Trustees also are reimbursed for travel expenses incurred in connection with attending such meetings. The Trust also may pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended March 31, 2012:

Total Compensation from Fund Complex (1)
William L. Bax	$191,250
Edward J. Condon, Jr.	191,250
Sharon Gist Gilliam	165,000
Sandra Polk Guthman	191,250
Michael H. Moskow	165,000 (2)
Stephen N. Potter	None(3)
Mary Jacobs Skinner	165,000 (4)
Richard P. Strubel	225,000
Casey J. Sylla	191,250

(1)	As of March 31, 2012, the Northern Funds Complex consisted of Northern Institutional Funds (20 portfolios) and Northern Funds (44 funds).
(2)	Mr. Moskow did not defer any compensation during the fiscal year ended March 31, 2012; Mr. Moskow earned $8,446.00 in accrued interest from previous years’ deferred compensation.
(3)	As an “interested” Trustee, who is an officer, director and employee of Northern Trust Corporation and/or its affiliates, Mr. Potter does not receive any compensation from the Trust for his services.
(4)

For the fiscal year ended March 31, 2012, Ms. Skinner elected to defer $60,000 of $165,000 total compensation; Ms. Skinner earned $109.40 in accrued interest from previous years’ deferred compensation.

The Trust does not provide pension or retirement benefits to its Trustees.

Each Trustee is entitled to participate in the Northern Funds Deferred Compensation Plan (the “D.C. Plan”). Under the D.C. Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of the Global Tactical Asset Allocation Fund of the Trust or the Diversified Assets Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The amount paid to the Trustees under the D.C. Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees will not obligate the Trust to retain the service of any Trustee or obligate a Fund to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval.

The Trust’s officers do not receive fees from the Trust for services in such capacities. Northern Trust Corporation and/or its affiliates, of which Mses. Chappell and Hill and Messrs. Carberry, Crabill, Del Real, Meacham, Meehan, Pryszcz, Rein, Schweitzer and Wennlund are officers, receive fees from the Trust as Investment Adviser, Administrator, Custodian and Transfer Agent.

CODE OF ETHICS

The Trust, its Investment Adviser and principal underwriter have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

NTI, a subsidiary of The Northern Trust Company (“TNTC”), serves as the Investment Adviser of the Funds (the “Investment Adviser”). NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

TNTC is the principal subsidiary of Northern Trust Corporation. TNTC is located at 50 South LaSalle Street, Chicago, Illinois 60603. TNTC is a member of the Federal Reserve System. Since 1889, TNTC has administered and managed assets for individuals, institutions and corporations. Unless otherwise indicated, NTI and TNTC are referred to collectively in this SAI as “Northern Trust.”

Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of December 31, 2012 Northern Trust Corporation, through its affiliates, had assets under custody of $4.8 trillion, and assets under investment management of $758.9 billion.

Investment Advisory and Ancillary Services Agreement

Under the Investment Advisory and Ancillary Services Agreement with the Investment Adviser for the Funds (the “Advisory Agreement”), the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for each Fund and also provides certain ancillary services.

The Investment Adviser also is responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). In making investment recommendations for the Funds, if any, investment advisory personnel may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Funds’ accounts are customers of TNTC’s commercial banking department. These requirements are designed to prevent investment advisory personnel for the Funds from knowing which companies have commercial business with TNTC and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

The Advisory Agreement has been approved by the Board of Trustees, including the “non-interested” Trustees, and was approved by the initial shareholder of the Funds prior to the initial offering of shares of the Funds.

In connection with portfolio transactions for the Funds, which are generally done at a net price without a broker’s commission, the Advisory Agreement with the Trust provides that the Investment Adviser shall attempt to obtain the best net price and execution.

On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary or agency accounts of the Investment Adviser, the Advisory Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other accounts in order to obtain the best net price and execution. In such an event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Fund or the amount of the securities that are able to be sold for a Fund. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Advisory Agreement permits the Investment Adviser, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser’s opinion of the reliability and quality of the broker or dealer.

The Advisory Agreement provides that the Investment Adviser may render similar services to others so long as its services under the Advisory Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify the Investment Adviser against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Advisory Agreement) or, in lieu thereof, contribute to resulting losses.

From time to time, the Investment Adviser may voluntarily waive a portion or all of its fees otherwise payable to it with respect to the Funds. Any such additional voluntary waiver could be implemented, increased or decreased, or discontinued at any time.

As compensation for advisory services and the assumption of related expenses, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets).

Fund	Contractual Rate
INVESTORS VARIABLE NAV MONEY MARKET	0.25%
INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET	0.25%
INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET	0.25%
INVESTORS VARIABLE NAV TREASURY MONEY MARKET	0.25%

Transfer Agency Agreement

Under its Transfer Agency Agreement with the Trust, TNTC as Transfer Agent has undertaken to perform some or all of the following services: (i) answer shareholder inquiries and respond to requests for information regarding the Trust; (ii) process purchase and redemption transactions; (iii) establish and maintain shareholder accounts and subaccounts; (iv) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (v) furnish proxy statements and proxies, annual and semiannual financial statements, and dividend, distribution and tax notices to shareholders; (vi) act as income disbursing agent; and (vii) maintain appropriate records relating to its services. The Trust may appoint one or more sub-transfer agents in the performance of its services.

As compensation for the services rendered by TNTC under the Transfer Agency Agreement and the assumption by TNTC of related expenses, TNTC is entitled to a fee from the Trust, payable monthly, at an annual rate of 0.10% of the average daily net assets of each of the Funds. In addition, TNTC may be reimbursed for certain expenses as provided under the Transfer Agency Agreement.

Custodian Agreement

Under its Custodian Agreement with the Trust, TNTC (the “Custodian”) (i) holds each Fund’s cash and securities, (ii) maintains such cash and securities in separate accounts in the name of the Fund, (iii) makes receipts and disbursements of funds on behalf of the Fund, (iv) receives, delivers and releases securities on behalf of the Fund, (v) collects and receives all income, principal and other payments in respect of the Fund’s investments held by the Custodian and (vi) maintains the accounting records of the Trust. The Custodian may employ one or more subcustodians, provided that the Custodian, subject to certain monitoring responsibilities, shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to the Custodian and that the responsibility or liability of the subcustodian to the Custodian shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian (or, in the case of foreign securities, to the terms of any agreement entered into between the Custodian and such subcustodian to which such resolution relates). In addition, the Trust’s custodial arrangements provide, with respect to foreign securities, that the Custodian shall not be: (i) responsible for the solvency of any subcustodian appointed by it with reasonable care; (ii) responsible for any act, omission, default or for the solvency of any eligible foreign securities depository; and (iii) liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the subcustodian has otherwise exercised reasonable care. The Custodian also may appoint agents to carry out such of the provisions of the Custodian Agreement as the Custodian may from time to time direct, provided that the appointment of an agent shall not relieve the Custodian of any of its responsibilities under the Agreement. The Custodian has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Funds’ foreign securities.

As compensation for the services rendered with respect to the Trust by the Custodian to each Fund, and the assumption by the Custodian of certain related expenses, the Custodian is entitled to payment from the Trust as follows: (a) a basic custodial fee of (i) $18,000 annually for each Fund; plus (ii) 1/100th of 1% annually of each Fund’s average daily net assets to the extent they exceed $100 million; plus (b) a basic accounting fee of (i) $25,000 annually for each Fund, plus (ii) 1/100th of 1% annually of each Fund’s average daily net assets to the extent they exceed $50 million; plus (c) a fixed dollar fee for each trade in portfolio securities; plus (d) a fixed dollar fee for each time that the Custodian receives or transmits funds via wire; plus (e) reimbursement of expenses incurred by the Custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (c) and (d) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that the Custodian may permanently or temporarily waive all or any portion of any upward adjustment.

The Custodian’s fees under the Custodian Agreement are subject to reduction based on the Funds’ daily-uninvested U.S. cash balances (if any).

Unless sooner terminated, the Trust’s Advisory Agreement, Transfer Agency Agreement and Custodian Agreement will continue in effect with respect to each Fund until June 30, 2013. Thereafter, each of the foregoing Agreements will continue in effect for successive 12-month periods, provided that the continuance is approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the applicable Agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees or by the vote of a majority of the outstanding shares of such Fund (as defined under “Description of Shares”). Each Agreement is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) or by the Investment Adviser, Custodian, or Transfer Agent, as the case may be, on 60 days’ written notice.

Northern Trust and its affiliates may act as an underwriter of various securities. Under the 1940 Act, the Funds are precluded, subject to certain exceptions, from purchasing in the primary market those securities with respect to which Northern Trust or an affiliate is serving as a principal underwriter. In the opinion of Northern Trust, this limitation will not significantly affect the ability of the Funds to pursue their respective investment objectives.

In the Advisory Agreement, the Investment Adviser agrees that the name “Northern” may be used in connection with the Trust’s business on a royalty-free basis. TNTC has reserved to itself the right to grant the non-exclusive right to use the name “Northern” to any other person. The Advisory Agreement provides that at such time as the Advisory Agreement is no longer in effect, the Trust will cease using the name “Northern.”

Material Conflicts of Interest

The Investment Adviser’s portfolio managers are often responsible for managing one or more Northern Funds, as well as other accounts, including separate accounts and other pooled investment vehicles. A Fund’s manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with the Investment Adviser than the Fund. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible, due to varying investment restrictions among accounts and for other reasons, that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts. The Investment Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Adviser and the Trust have adopted policies limiting the circumstances under which cross-trades may be effected between the Funds and another client account. The Investment Adviser conducts periodic reviews of trades for consistency with these policies.

The Investment Adviser will give advice to and make investment decisions for the Trust as it believes is in the fiduciary interest of the Trust. Advice given to the Trust or investment decisions made for the Trust may differ from, and may conflict with, advice given or investment decisions made for the Investment Adviser or its affiliates or other funds or accounts managed by the Investment Adviser or its affiliates. For example, other funds or accounts managed by the Investment Adviser may sell short securities of an issuer in which the Trust has taken, or will take, a long position in the same securities. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Trust and such increase in price would be to the Trust’s detriment. Conflicts may also arise because portfolio decisions regarding the Trust may benefit the Investment Adviser or its affiliates or another account or fund managed by the Investment Adviser or its affiliates. For example, the sale of a long position or establishment of a short position by the Trust may impair the price of the same security sold short by (and therefore benefit) another account or fund managed by the Investment Adviser or its affiliates, and the purchase of a security or covering a short position in a security by the Trust may increase the price of the same security held by (and therefore benefit) another account or fund managed by the Investment Adviser or its affiliates. Actions taken with respect to the Investment Adviser and its affiliates’ other funds or accounts managed by them may adversely impact the Funds, and actions taken by the Funds may benefit the Investment Adviser or its affiliates or its other funds or accounts.

To the extent permitted by applicable law, the Investment Adviser may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the Funds. These payments may be made out of the Investment Adviser’s assets, or amounts payable to the Investment Adviser rather than as a separately identifiable charge to the Funds. These payments may compensate Intermediaries for, among other things: marketing the Funds; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services for such products.

BOARD CONSIDERATIONS REGARDING THE ADVISORY AGREEMENT FOR THE FUNDS

The Board’s considerations regarding the approval of the Advisory Agreement for the Funds will be contained in the Funds’ first annual or semi-annual report to shareholders following their commencement of operations.

PROXY VOTING

Northern Funds has delegated the voting of portfolio securities to the Investment Adviser. The Investment Adviser has adopted the proxy voting policies and procedures applicable to Northern Trust Corporation and its affiliates (the “Northern Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Investment Adviser has voting discretion, including the Funds. Under the Northern Proxy Voting Policy, shares are to be voted in the best interests of the Funds.

A Proxy Committee comprised of senior investment and compliance officers of the Investment Adviser has adopted certain guidelines (the “Proxy Guidelines”) concerning various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. The Investment Adviser has retained an independent third party (the “Service Firm”) to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines. The Proxy Committee will apply the Proxy Guidelines as discussed below to any such recommendation.

The Proxy Guidelines provide that the Investment Adviser will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that the Investment Adviser will generally vote in favor of proposals to:

•	Repeal existing classified boards and elect directors on an annual basis;
•	Adopt a written majority voting or withhold policy (in situations in which a company has not previously adopted such a policy);
•	Lower supermajority shareholder vote requirements for charter and bylaw amendments;
•	Lower supermajority shareholder vote requirements for mergers and other business combinations;
•	Increase common share authorizations for a stock split;
•	Implement a reverse stock split;
•	Approve an ESOP (employee stock ownership plan) or other broad based employee stock purchase or ownership plan, or increase authorized shares for existing plans; and
•	Adopt certain social and environmental issues regarding discrimination, disclosures of environmental impact and corporate sustainability, when appropriate.

The Proxy Guidelines also provide that the Investment Adviser will generally vote against proposals to:

•	Classify the board of directors;
•	Require that poison pill plans be submitted for shareholder ratification;
•	Adopt dual class exchange offers or dual class recapitalizations;
•	Require a supermajority shareholder vote to approve mergers and other significant business combinations;
•	Require a supermajority shareholder vote to approve charter and bylaw amendments; and
•	Adopt certain social and environmental proposals deemed unwarranted by the company’s board of directors.

In certain circumstances, the Proxy Guidelines provide that proxy proposals will be addressed on a case-by-case basis, including those regarding executive and director compensation plans, mergers and acquisitions, ratification of poison pill plans, a change in the company’s state of incorporation and an increase in authorized common stock.

Except as otherwise provided in the Northern Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interest of a Fund. In exercising its discretion, the Proxy Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. In addition, the Proxy Committee also evaluates proposals in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

The Investment Adviser may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, the Investment Adviser may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, the Investment Adviser may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Investment Adviser may also be required to vote proxies on securities issued by Northern Trust Corporation or its affiliates or on matters in which the Investment Adviser has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a Fund. The Investment Adviser seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility to determine whether a proxy vote involves a conflict of interest and how the conflict should be addressed in conformance with the Northern Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including without limitation the following: (i) voting in accordance with the Proxy Guidelines based recommendation of the Service Firm; (ii) voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; (iii) voting pursuant to client direction by seeking instructions from the Board of Trustees of the Trust; or by (iv) voting pursuant to a “mirror voting” arrangement under which shares are voted in the same manner and proportion as shares over which the Investment Adviser does not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.

The Investment Adviser may choose not to vote proxies in certain situations. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets"). In circumstances in which the Service Firm does not provide recommendations for a particular proxy, the Proxy Committee may obtain recommendations from analysts at the Investment Adviser who review the issuer in question or the industry in general. The Proxy Committee will apply the Proxy Guidelines as discussed above to any such recommendation.

This summary of the Northern Proxy Voting Policy and Proxy Guidelines as adopted by the Investment Adviser is also posted in the resources section of the Northern Funds’ Web site, northernfunds.com. You may also obtain, upon request and without charge, a paper copy of the Northern Proxy Voting Policy and Proxy Guidelines or an SAI by calling 800-595-9111.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities for the most recent 12 month period ended June 30 will be available, without charge, upon request, by contacting Northern Trust or by visiting the Northern Funds’ Web site at northernfunds.com or the SEC’s Web site, sec.gov.

ADMINISTRATOR AND DISTRIBUTOR

NTI (the “Administrator”) acts as administrator for the Funds under an Administration Agreement with the Trust. Subject to the general supervision of the Trust’s Board of Trustees, the Administrator provides supervision of all aspects of the Trust’s non-investment advisory operations and performs various corporate secretarial, treasury and blue sky services, including but not limited to: (i) maintaining office facilities and furnishing corporate officers for the Trust; (ii) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (iii) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Trust’s bills, preparing monthly reconciliation of the Trust’s expense records, updating projections of annual expenses, preparing materials for review by the Board of Trustees and compliance testing; (iv) preparing and submitting reports to the Trust’s shareholders and the SEC; (v) preparing and arranging for printing of financial statements; (vi) preparing monthly Fund profile reports; (vii) preparing and filing the Trust’s federal and state tax returns (other than those required to be filed by the Trust’s Custodian and Transfer Agent) and providing shareholder tax information to the Trust’s Transfer Agent; (viii) assisting the Trust’s Investment Adviser, at the Investment Adviser’s request, in monitoring and developing compliance procedures for the Trust which will include, among other matters, procedures to assist the Investment Adviser in monitoring compliance with each Fund’s investment objective, policies, restrictions, tax matters and applicable laws and regulations; (ix) assisting in marketing strategy and product development; (x) performing oversight/management responsibilities, such as the supervision and coordination of certain of the Trust’s service providers; (xi) performing “blue sky” compliance functions; (xii) assisting in maintaining corporate records and good standing status of the Trust in its state of organization; and (xiii) monitoring the Trust’s arrangements with respect to services provided by Service Organizations to their customers who are the beneficial owners of shares, pursuant to servicing arrangements between the Trust and such Servicing Agents.

Subject to the limitations described below, as compensation for its administrative services and the assumption of related expenses, the Administrator is entitled to a fee from each Fund, computed daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Fund.

Unless sooner terminated, the Administration Agreement will continue in effect until June 30, 2013, and thereafter for successive one-year terms with respect to each Fund, provided that the Agreement is approved annually (i) by the Board of Trustees or (ii) by the vote of a majority of the outstanding shares of such Fund (as defined below under “Description of Shares”), provided that in either event the continuance also is approved by a majority of the Trustees who are not parties to the Agreement and who are not interested persons (as defined in the 1940 Act) of any party thereto, by vote cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time without penalty by the Trust on at least 60 days’ written notice to the Administrator. The Administrator may terminate the Administration Agreement at any time without penalty after at least 60 days’ written notice to the Trust. The Administration Agreement provides that the Administrator may render similar services to others so long as its services under such Agreement are not impaired thereby. The Administration Agreement also provides that the Trust will indemnify the Administrator against all claims except those resulting from the willful misfeasance, bad faith or negligence of the Administrator, or the Administrator’s breach of confidentiality.

The Trust also has entered into a Distribution Agreement under which NFD, with principal offices at Three Canal Plaza, Suite 100, Portland, Maine 04101, as agent, distributes the shares of each Fund on a continuous basis. The Investment Adviser pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to NFD for such distribution services. However, the Investment Adviser has entered into an agreement with NFD under which it makes payments to NFD in consideration for its services under the Distribution Agreement. The payments made by the Investment Adviser to NFD do not represent an additional expense to the Trust or its shareholders. NFD is a wholly-owned subsidiary of Foreside Distributors, LLC (“Foreside Distributors”), based in Portland, Maine, and an indirect wholly-owned subsidiary of Foreside Financial Group, LLC. The Distribution Agreement provides that the Trust will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality.

Under a License Agreement (the “License Agreement”) with Foreside Distributors, Northern Trust Corporation agrees that the name “Northern Funds” may be used by Foreside Distributors and NFD in connection with providing services to the Trust’s business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name “Northern Funds” to any other person. The License Agreement provides that at such time as the License Agreement is no longer in effect, Foreside Distributors and NFD will cease using the name “Northern Funds.”

SERVICE ORGANIZATIONS

As stated in the Funds’ Prospectus, the Funds may enter into agreements from time to time with Service Organizations providing for support services to customers of the Service Organizations who are the beneficial owners of Fund shares. Under the agreements, the Funds may pay Service Organizations up to 0.25% (on an annualized basis) of the average daily NAV of the shares beneficially owned by their customers. Support services provided by Service Organizations under their agreements may include: (i) processing dividend and distribution payments from the Funds; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for subaccounting; (vi) forwarding shareholder communications; (vii) assisting in processing share purchase, exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; and (ix) other similar services requested by the Funds.

The Funds’ arrangements with Service Organizations under the agreements are governed by a Service Plan, which has been adopted by the Board of Trustees. In accordance with the Service Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended in connection with the Funds’ arrangements with Service Organizations and the purposes for which the expenditures were made. In addition, the Funds’ arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the Trustees who are not “interested persons” of the Funds as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the “Disinterested Trustees”).

The Board of Trustees believes that there is a reasonable likelihood that their arrangements with Service Organizations will benefit each Fund and its shareholders. Any material amendment to the arrangements with Service Organizations under the agreements must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees).

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Drinker Biddle & Reath LLP, with offices at One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996 and 191 North Wacker Drive, Chicago, Illinois 60606-1698, serves as counsel to the Trust, as well as its non-interested Trustees.

Deloitte & Touche LLP, an independent registered public accounting firm, 111 South Wacker Drive, Chicago, Illinois 60606-4301, has been appointed to serve as an independent registered public accounting firm for the Trust. In addition to audit services, an affiliate of Deloitte & Touche LLP reviews the Trust’s federal and state tax returns.

IN-KIND PURCHASES AND REDEMPTIONS

Payment for shares of a Fund may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Although each Fund generally will redeem shares in cash, each Fund reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from such Fund. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund’s NAV per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

REDEMPTION FEES AND REQUIREMENTS

Shares of the Funds are sold and generally redeemed without any purchase or redemption charge imposed by the Trust.

AUTOMATIC INVESTING PLAN

The Automatic Investing Plan permits an investor to use “Dollar Cost Averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, Dollar Cost Averaging usually should be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.

DIRECTED REINVESTMENTS

In addition to having your income dividends and/or capital gains distributions reinvested in shares of the Fund from which such distributions are paid, you may elect the directed reinvestment option and have dividends and capital gains distributions automatically invested in another Northern Fund. Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement). Directed reinvestments may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account. Directed reinvestments from a qualified plan account to a regular account may have adverse tax consequences including imposition of a penalty tax and, therefore, you should consult your own tax adviser before commencing these transactions.

REDEMPTIONS AND EXCHANGES

Exchange requests received on a Business Day prior to the time shares of the Funds involved in the request are priced will be processed on the date of receipt. “Processing” a request means that shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing also normally will be purchased at the NAV per share next determined coincident to or after the time of redemption. Exchange requests received on a Business Day after the time shares of the Funds involved in the request are priced and will be processed on the next Business Day in the manner described above.

The Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ Prospectus from time to time. The Trust reserves the right on 30 days’ written notice, to redeem the shares held in any account if at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Such involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund’s NAV. The Trust also may involuntarily redeem shares held by any shareholder who provides incorrect or incomplete account information or when such redemptions are necessary to avoid adverse consequences to the Funds and their shareholders or the Transfer Agent.

RETIREMENT PLANS

Shares of the Funds may be purchased in connection with certain tax-sheltered retirement plans, including profit-sharing plans, 401(k) plans, money purchase pension plans, target benefit plans and individual retirement accounts. Further information about how to participate in these plans, the fees charged and the limits on contributions can be obtained from Northern Trust. To invest through any of the tax-sheltered retirement plans, please call Northern Trust for information and the required separate application. To determine whether the benefits of a tax-sheltered retirement plan are available and/or appropriate, a shareholder should consult with a tax adviser.

EXPENSES

Except as set forth above and in this SAI, each Fund is responsible for the payment of its expenses. These expenses include, without limitation: the fees and expenses payable to the Investment Adviser, Administrator, Transfer Agent and Custodian; brokerage fees and commissions, fees for the registration or qualification of Fund shares under federal or state securities laws; expenses of the organization of the Trust; taxes; interest; costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law; legal, tax and auditing fees and expenses; expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and distributing of the same to the Funds’ shareholders and regulatory authorities; compensation and expenses of its Trustees; payments to Service Organizations; fees of industry organizations such as the Investment Company Institute; and miscellaneous and extraordinary expenses incurred by the Trust.

NTI as the Funds’ Investment Adviser has contractually agreed to reimburse a portion of the Funds’ expenses and/or reimburse all or portions of its advisory fees from the Funds during the current fiscal year. The result of these reimbursements will be to increase the performance of the Funds during the periods for which the reimbursements are made. The contractual reimbursement arrangement is expected to continue until at least July 31, 2014.

PERFORMANCE INFORMATION

You may call 800-595-9111 to obtain the current 7-day yield and other performance information or visit northernfunds.com. Performance reflects contractual reimbursements, as previously discussed in this SAI. If such contractual reimbursements were not in place, a Fund’s performance would have been reduced.

The performance of the Funds may be compared to the performance of other money market funds with similar investment objectives and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by iMoneyNet, Inc. or other independent mutual fund reporting services. Performance data as reported in national financial publications such as Money Magazine, Morningstar, Forbes, Barron’s, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a Fund.

From time to time, the Funds may advertise their “yields” and “effective yields” and the Investors Variable NAV AMT-Free Municipal Money Market Fund may advertise its “tax equivalent yields” and “tax equivalent effective yields.” These yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. “Yield” refers to the net investment income generated by an investment in the Fund over a seven-day period identified in the advertisement. This net investment income is then “annualized.” That is, the amount of net investment income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

In arriving at quotations as to “yield,” the Trust first determines the net change, exclusive of capital changes, during the seven-day period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

“Effective yield” is calculated similarly but, when annualized, the net investment income earned by an investment in the Fund is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. The “effective yield” with respect to the shares of a Fund is computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The “tax-equivalent yield” demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Fund’s tax-free yield. It is calculated by taking that portion of the seven-day “yield” that is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The “tax-equivalent current yield” will always be higher than the Fund’s yield.

“Tax-equivalent yield” is computed by dividing the tax-exempt portion of the yield by 1 minus a stated income tax rate, and then adding the quotient to the taxable portion of the yield, if any. There may be more than one tax-equivalent yield if more than one stated income tax rate is used.

The “tax-equivalent effective yield” demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Fund’s tax-free effective yield. It is calculated by taking that portion of the seven-day “effective yield” that is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The “tax-equivalent effective yield” will always be higher than the Fund’s effective yield.

“Tax-equivalent effective yield” is computed by dividing the tax-exempt portion of the effective yield by 1 minus a stated income tax-rate, and then adding the quotient to the taxable portion of the effective yield, if any. There may be more than one tax-equivalent effective yield, if more than one stated income tax rate is used.

Quotations of yield, effective yield, tax-equivalent yield and tax-equivalent effective yield provided by the Trust are carried to at least the nearest hundredth of one percent. Any fees imposed by Northern Trust, its affiliates or correspondent banks on their customers in connection with investments in the Funds are not reflected in the calculation of yields for the Funds.

A Fund also may quote, from time to time, total return in accordance with SEC regulations.

GENERAL INFORMATION

Each Fund’s performance will fluctuate, unlike bank deposits or other investments that pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing NAV and determining performance.

The performance of each Fund may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. Performance data as reported in national financial publications such as Money, Forbes, Barron's, the Wall Street Journal and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a Fund. From time to time, the Funds also may quote the mutual fund ratings of Morningstar, Inc. and other services in their advertising materials.

Ibbotson Associates, Inc. of Chicago, Illinois (“Ibbotson”), a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc., provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons also may include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds also may compare performance to that of other compilations or indices that may be developed and made available in the future.

The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. “Compounding” refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds also may include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. Also, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of Northern Trust. Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials also may include discussions of other funds, investment products, and services.

The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data.

The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor’s average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

NET ASSET VALUE

Each Fund’s portfolio securities are valued at fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System (“NMS”) are valued at the regular trading session closing price on the exchange or system in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities that are not reported in the NMS also generally are valued at the most recent quoted bid price. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. Such prices may be determined by taking into account other similar securities prices, yields, maturities, call features, ratings, strength of issuer, insurance guarantees, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers generally are based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed-income securities, however, may, like domestic fixed-income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. Shares of open-end investment companies are valued at NAV. Shares of exchange-traded funds are valued at their closing price on the exchange or system on which such securities are principally traded. Spot and forward currency exchange contracts generally are valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the Investment Adviser has determined, pursuant to Board authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is limited, corporate actions and announcements take place, or regulatory news is released such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

Rule 2a-7 requires that each Fund limit its investments to instruments which the Investment Adviser determines (pursuant to guidelines established by the Board of Trustees) to present minimal credit risks and which are “Eligible Securities” as defined by the SEC and described in the Prospectus. The Rule also requires that each Fund maintain a dollar-weighted average portfolio maturity (not more than 60 days) and a dollar-weighted average portfolio maturity without regard to maturity shortening provisions applicable to variable and floating rate securities (also known as dollar-weighted average portfolio life) of 120 days or less appropriate to its policy of maintaining a stable NAV per share and precludes the purchase of any instrument deemed under the Rule to have a remaining maturity of more than 397 calendar days, (as calculated pursuant to Rule 2a-7). Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 60 days, the Rule requires a Fund to invest its available cash in such a manner as to reduce such maturity to the prescribed limit as soon as reasonably practicable.

Each Fund is required to comply with SEC requirements with respect to the liquidity of the Fund’s investments. Specifically, each Fund (except the Investors Variable NAV AMT-Free Municipal Money Market Fund) is required to hold at least 10% of its total assets in “daily liquid assets,” and each Fund is required to hold at least 30% of its total assets in “weekly liquid assets.” Daily liquid assets include cash (including time deposits), U.S. Treasury securities and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets include cash (including time deposits), U.S. Treasury securities, agency discount notes with remaining maturities of 60 days or less and securities (including time deposits) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. Eastern Standard Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than the Fund’s official closing NAV. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same day credit for purchase and redemption orders received at the Fund’s closing time and credit will be given on the next business day. For instance, if a pricing error is discovered that impacts the Fund’s NAV, the corrected NAV would be the official closing NAV and the erroneous NAV would be a NAV other than the Fund’s official closing NAV. Those transactions that were processed using the erroneous NAV may then be reprocessed using the official closing NAV. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, each Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The Investment Adviser is not required to calculate the NAV of a Fund on days during which no shares are tendered to a Fund for redemption and no orders to purchase or sell shares are received by a Fund, or on days on which there is an insufficient degree of trading in the Fund’s portfolio securities for changes in the value of such securities to affect materially the NAV per share.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL - GENERAL INFORMATION

Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which (a) the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions (including distributions attributable to tax-exempt income) to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) by the end of each calendar year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

Any capital loss carryover realized by a Fund in the taxable year beginning April 1, 2011 and in subsequent taxable years will be permitted to be carried forward indefinitely, to retain their character as short or long term capital losses and to be used by the Fund to offset capital gains recognized by the Fund.

FEDERAL - TAX-EXEMPT INFORMATION

As described in the Prospectus, the Investors Variable NAV AMT-Free Municipal Money Market Fund (referred to in this section as the “Fund” or the “Tax-Exempt Fund”) is designed to provide investors with federally tax-exempt interest income. The Tax-Exempt Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Tax-exempt institutions and retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Tax-Exempt Fund’s dividends being tax-exempt. In addition, the Tax-Exempt Fund may not be an appropriate investment for persons or entities that are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, partnerships and their partners and S corporations and their shareholders.

In order for the Tax-Exempt Fund to pay federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the total assets of the Fund must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Tax-Exempt Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund’s taxable year. But the aggregate amount of dividends so designated by the Tax-Exempt Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Tax-Exempt Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

In purchasing tax-exempt obligations, the Tax-Exempt Fund intends to rely on opinions of bond counsel or counsel to the issuers of the tax-exempt obligations as to the excludability of interest on those obligations from gross income for federal income tax purposes. The Tax-Exempt Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Tax-Exempt Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Corporate taxpayers will be required to take into account all exempt-interest dividends from the Tax-Exempt Fund in determining certain adjustments for alternative minimum tax purposes.

The Tax-Exempt Fund will determine annually the percentages of its net investment income which is exempt from tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which is fully taxable, and will apply these percentages uniformly to all dividends declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Tax-Exempt Fund. The Tax-Exempt Fund is required to report to the Internal Revenue Service the amount of exempt interest dividends paid to a shareholder.

STATE AND LOCAL TAXES

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

DESCRIPTION OF SHARES

The Trust Agreement permits the Trust’s Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may hereafter create series in addition to the Trust’s forty-seven existing series, which represent interests in the Trust’s forty-seven respective portfolios, four of which are discussed in this SAI.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees: (i) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (iii) may have no power or authority with respect to any other series or class.

Under the terms of the Trust Agreement, each share of each Fund has a par value of $0.0001, which represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under “Account Policies and Other Information” in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of each Fund are redeemable at the unilateral option of the Trust. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Funds of the Trust normally are allocated in proportion to the NAV of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

Each Fund and other funds of the Trust entitled to vote on a matter will vote in the aggregate and not by fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular fund.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share (and proportionate fractional votes for fractional shares held) or to one vote for each dollar of NAV represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law.

Subject to the rights of the Trustees with respect to the Funds, the Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

Subject to the rights of the Trustees with respect to the Funds, the Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Board of Trustees of the Trust may not, without the affirmative vote of the holders of a majority of the outstanding shares of the applicable Funds, amend or otherwise supplement the Trust Agreement or amend and restate a trust investment to reduce the rights, duties, powers, authorities and responsibilities of the Funds’ Trustees, except to the extent such action does not violate the 1940 Act. Subject to the foregoing, the Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

Under the Delaware Statutory Trust Act (the “Delaware Act”), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the

Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The term “majority of the outstanding shares” of either the Trust or a particular Fund or investment portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Fund or portfolio.

To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed a “control person” of that Fund for purposes of the 1940 Act.

OTHER INFORMATION

The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s Web site at sec.gov.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks—Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” implies that a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

• Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support, generally, will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program

(including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.